UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%
	Shares	Value
ARGENTINA — 0.1%
Ternium ADR	14,371	$427,968

AUSTRALIA — 1.0%
Abacus Property Group ‡	45,505	89,205
Adelaide Brighton	31,142	103,020
Amcor	59,340	556,186
ASX	6,909	215,373
Aurizon Holdings	105,674	455,005
Aurora Oil & Gas *	33,569	80,202
Beach Energy	76,157	94,975
BHP Billiton	10,778	344,942
carsales.com	9,347	73,784
Crown Resorts	29,039	423,897
CSL	11,475	705,576
DUET Group	49,320	90,210
DuluxGroup	22,574	105,693
Harvey Norman Holdings	41,878	109,949
Iress	15,188	119,360
Lend Lease Group	45,700	421,141
Mineral Resources	89,867	887,140
Orica	13,244	272,377
Origin Energy	11,880	145,347
Orora *	59,340	66,472
Ramsay Health Care	4,029	154,650
Rio Tinto	4,575	262,811
Tatts Group	73,175	191,477
Telstra	71,093	319,796
TPG Telecom	29,969	141,628
Wesfarmers	4,037	148,385
Woolworths	17,731	528,674

		7,107,275

AUSTRIA — 0.3%
ams	1,067	131,220
Andritz	3,493	191,975
CAT Oil	8,935	203,295
Conwert Immobilien Invest	8,493	110,090
Erste Bank Der Oester Spark *	1,748	63,161
Erste Group Bank	2,944	107,226
Immobilien Anlagen	7,359	128,034
IMMOFINANZ	22,196	104,746
OMV	12,800	554,157
Raiffeisen Bank International	2,910	111,855
RHI	2,892	94,801
Schoeller-Bleckmann Oilfield Equipment	1,010	105,516
Telekom Austria	12,256	107,229
Voestalpine	2,972	133,258

COMMON STOCK — continued
	Shares	Value
AUSTRIA (continued)
Wienerberger	5,549	$87,937

		2,234,500

BELGIUM — 0.8%
Anheuser-Busch InBev	31,678	3,035,568
Befimmo ‡	1,482	100,899
Belgacom	8,546	244,237
Cnfinimmo Real Estate Management Services ‡	897	104,441
Colruyt	4,167	236,549
Delhaize Group	4,259	274,053
EVS Broadcast Equipment	1,735	104,013
Groupe Bruxelles Lambert	4,211	380,634
KBC Groep	1,848	109,305
Solvay	2,184	305,457
Telenet Group Holding	1,606	95,414
UCB	6,560	464,407

		5,454,977

BERMUDA — 0.0%
Argo Group International Holdings	2,647	119,089

BRAZIL — 1.1%
Aliansce Shopping Centers	9,200	62,445
AMBEV ADR	19,000	124,260
Banco Bradesco ADR	27,363	288,132
Banco do Brasil	32,800	283,929
BB Seguridade Participacoes	34,744	326,816
Brasil Insurance Participacoes e Administracao	9,400	73,813
BRF	54,500	976,517
CCR	36,200	233,108
Centrais Eletricas Brasileiras	28,800	62,296
Cia de Saneamento Basico do Estado de Sao Paulo ADR	764	6,975
Cia de Saneamento de Minas Gerais	5,700	74,331
Cielo	8,040	214,022
CPFL Energia	12,700	95,306
CSU Cardsystem *	14,100	17,470
EcoRodovias Infraestrutura e Logistica	18,700	95,311
Equatorial Energia	9,400	86,667
Estacio Participacoes	101,180	784,452
Eternit	8,900	29,467
Fleury *	12,900	98,625
Gerdau ADR	40,782	287,513
Hypermarcas	31,600	199,689
Industrias Romi *	11,400	23,903
Itau Unibanco Holding ADR	32,582	398,804

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
JBS	9,900	$34,665
JHSF Participacoes	29,300	48,808
Odontoprev	38,700	144,328
PDG Realty Empreendimentos e Participacoes *	557,800	386,005
Petroleo Brasileiro ADR	21,108	236,621
Qualicorp *	10,429	88,549
Smiles *	17,500	243,872
Telefonica Brasil ADR	4,163	79,097
Tim Participacoes	117,100	613,341
Ultrapar Participacoes	17,811	393,381
Vale ADR, Cl B	56,993	775,105

		7,887,623

CANADA — 2.7%
Aecon Group	17,034	236,755
Africa Oil *	11,267	83,055
Agrium	1,176	102,538
Alamos Gold	6,085	55,837
Allied Properties ‡	3,039	89,226
Avigilon *	10,906	314,034
Badger Daylighting	4,580	127,438
Bank of Montreal	1,400	85,553
Bank of Nova Scotia	1,600	87,776
Bankers Petroleum *	374,900	1,440,693
Barrick Gold	31,956	615,736
BCE	1,715	72,003
BlackBerry *	11,200	106,092
Bonterra Energy	2,637	121,556
Brookfield Asset Management, Cl A	2,700	102,545
Cameco	35,246	747,920
Canadian Imperial Bank of Commerce	3,500	272,049
Canadian Pacific Railway	15,857	2,403,857
Canadian Tire, Cl A	6,900	588,986
Canfor *	4,368	112,441
Capital Power	5,173	105,852
Catamaran *	3,034	147,621
CCL Industries, Cl B	4,747	342,466
Celestica *	45,400	450,433
Cenovus Energy	3,333	87,204
China Gold International Resources *	33,641	96,052
CI Financial	7,500	234,209
Constellation Software	1,209	259,798
Denison Mines *	20,341	28,491
Domtar	2,637	283,240
Eldorado Gold	15,284	97,159
Element Financial *	10,195	116,527

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Empire, Cl Common Subscription Receipt	1,351	$86,233
Enbridge	3,400	142,747
Fairfax Financial Holdings	200	76,965
First Majestic Silver *	8,309	86,764
Freehold Royalties	2,843	57,026
Gran Tierra Energy *	97,537	736,453
Husky Energy	3,394	100,837
IGM Financial	4,506	218,473
Imperial Oil	8,879	363,132
Laurentian Bank of Canada	2,226	91,398
Linamar	8,586	329,795
MacDonald Dettwiler & Associates	1,486	105,564
Manulife Financial	10,800	199,273
Mullen Group	5,580	135,273
National Bank of Canada	1,320	98,892
North West	5,093	116,242
Parkland Fuel	6,903	111,440
Pason Systems	7,833	176,880
Pembina Pipeline	16,520	567,057
Points International *	13,769	333,760
Rogers Communications, Cl B	2,300	96,750
Royal Bank of Canada	1,600	99,024
Secure Energy Services	17,259	251,350
SEMAFO	34,342	110,696
Shaw Communications, Cl B	8,255	182,110
Shoppers Drug Mart	4,818	253,932
Sun Life Financial	4,300	141,808
Suncor Energy	2,743	90,116
Thomson Reuters	3,000	108,229
Tim Hortons	3,506	181,792
TransAlta	6,585	86,677
TransCanada	23,825	1,035,786
Valeant Pharmaceuticals International *	20,898	2,834,665

		19,622,281

CAYMAN ISLANDS — 0.1%
Airtac International Group	46,000	415,008
Greenlight Capital Re, Cl A *	6,900	221,697

		636,705

CHILE — 0.2%
Administradora de Fondos de Pensiones Habitat	50,998	64,273
Banco Santander Chile ADR	6,375	124,185
Besalco	57,639	47,218
CAP	4,660	68,078
Corpbanca	12,254,200	134,761

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHILE (continued)
Empresa Nacional de Electricidad	83,020	$107,149
Empresas COPEC	18,750	219,202
Enersis	702,020	185,509
ENTEL Chile	7,770	93,500
Inversiones Aguas Metropolitanas	53,157	85,610
Latam Airlines Group	10,420	144,503
SACI Falabella	11,490	89,947
Sigdo Koppers	43,704	61,375
Sociedad Quimica y Minera de Chile ADR	3,744	93,263
Sonda	37,650	73,847
Vina Concha y Toro	65,027	117,171

		1,709,591

CHINA — 2.0%
Agricultural Bank of China, Cl H	510,000	222,640
Ajisen China Holdings	210,619	248,651
Anton Oilfield Services Group	602,000	384,181
AviChina Industry & Technology, Cl H	340,515	198,934
Baidu ADR *	708	110,802
Bank of China, Cl H	1,511,000	637,763
Bank of Communications, Cl H	355,000	230,590
China Citic Bank, Cl H	291,000	139,584
China Communications Services, Cl H	792,000	426,949
China Construction Bank, Cl H (A)	1,296,000	897,799
China King-Highway Holdings	43,702	150,166
China Life Insurance, Cl H (B)	73,000	198,696
China Longyuan Power Group, Cl H	226,377	272,626
China Medical System Holdings .	220,000	251,371
China Merchants Bank, Cl H	72,500	127,703
China Mobile	110,500	1,054,427
China Shineway Pharmaceutical Group	264,000	389,821
China Telecom, Cl H	730,000	335,399
China Unicom Hong Kong	392,000	511,131
Chongqing Rural Commercial Bank, Cl H	1,258,000	533,958
CNOOC	75,000	116,499
Coolpad Group	760,903	409,815
ENN Energy Holdings	16,990	109,928
Giant Interactive Group ADR	19,235	211,778
Hengan International Group	12,345	132,801
Hisense Kelon Electrical Holdings, Cl A *	109,000	181,669

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Home Inns & Hotels Management ADR *	2,218	$76,055
Huadian Power International, Cl H	172,000	71,370
Industrial & Commercial Bank of China, Cl H	1,180,000	727,540
Inner Mongolia Yitai Coal, Cl B .	68,800	106,640
Kingsoft	35,000	114,208
Li Ning	186,393	149,009
New Oriental Education & Technology Group ADR	12,674	371,855
PetroChina, Cl H	358,000	345,114
Qunar Cayman Islands ADR *	28,333	737,508
Semiconductor Manufacturing International *	3,834,000	388,546
Shandong Weigao Group Medical Polymer, Cl H	66,442	78,316
Sinotrans, Cl H	111,000	45,805
SouFun Holdings ADR	3,199	260,366
Stella International Holdings	44,000	103,598
Sun Art Retail Group	106,500	139,437
Tencent Holdings	20,904	1,465,578
Trina Solar ADR *	10,888	161,687
Uni-President China Holdings	91,000	82,322
Vipshop Holdings ADR *	3,076	323,257
Want Want China Holdings	116,000	156,785
Xinyuan Real Estate ADR	9,137	43,949
Yangzijiang Shipbuilding Holdings	106,000	95,410
Yingde Gases Group	95,000	83,309

		14,613,345

CZECH REPUBLIC — 0.1%
AVG Technologies *	15,700	260,463
CEZ	14,100	355,678

		616,141

DENMARK — 0.6%
AP Moeller - Maersk, Cl B	33	368,032
Carlsberg, Cl B	1,045	101,810
Coloplast, Cl B	7,113	533,693
D/S Norden	3,096	144,604
Danske Bank *	15,895	358,560
Genmab *	2,161	85,778
GN Store Nord	17,851	423,334
Matas *	8,782	237,313
NKT Holding	2,497	145,242
Novo Nordisk, Cl B	21,410	847,515
Novozymes, Cl B	5,499	237,358
SimCorp	7,010	256,584
TDC	32,310	303,687

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK (continued)
Tryg	5,170	$493,413

		4,536,923

FINLAND — 0.4%
Amer Sports	5,015	103,621
Fortum	15,044	323,625
Kesko, Cl B	3,902	144,039
Kone, Cl B	11,268	458,957
Neste Oil	6,998	125,057
Nokia	41,581	288,535
Nokian Renkaat	2,398	101,231
Orion, Cl B	3,743	97,834
Pohjola Bank, Cl A	5,605	110,369
Sampo, Cl A	13,490	626,786
Stora Enso, Cl R	14,793	138,463
Tieto	4,888	107,326
Tikkurila	5,669	142,212
UPM-Kymmene	8,263	126,823

		2,894,878

FRANCE — 2.7%
Accor	2,340	111,674
Airbus Group	33,371	2,367,858
Alcatel-Lucent *	93,157	376,548
Alten	2,681	120,933
AXA	24,600	646,976
BNP Paribas	1,339	103,750
Carrefour	5,089	175,399
Casino Guichard Perrachon	1,325	136,798
Christian Dior	923	168,927
Cie Generale des Etablissements Michelin	1,028	108,589
Credit Agricole	11,411	153,701
Danone	30,200	1,996,023
Dassault Systemes	3,121	370,041
Electricite de France	11,183	380,383
Essilor International	1,812	182,141
Eurofins Scientific	368	93,706
Hermes International	4,753	1,514,460
Imerys	1,584	129,057
Ingenico	4,305	369,796
Kering	11,150	2,226,391
Lagardere	3,023	106,842
L’Oreal	1,373	225,917
LVMH Moet Hennessy Louis Vuitton	3,172	565,351
Natixis	26,395	155,391
Numericable Group *	34,475	1,304,698
Orange	17,011	210,524
Pernod Ricard	1,704	183,029

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Rallye	2,346	$92,074
Rubis	1,526	99,171
Safran	9,514	676,996
Sanofi	1,160	113,896
Societe Generale	2,496	141,657
Sodexo	3,479	342,950
Technip	2,345	200,042
Teleperformance	4,843	283,480
Total	3,425	195,582
Virbac	480	107,271
Vivendi	29,703	798,810
Zodiac Aerospace	9,975	1,758,355

		19,295,187

GERMANY — 2.3%
Adidas	2,514	281,051
Allianz	4,100	684,577
Aurelius	1,054	—
BASF	10,180	1,091,935
Bayer	5,413	714,652
Bayerische Motoren Werke	22,044	2,402,854
Commerzbank *	10,679	181,836
Daimler	32,600	2,731,726
Deutsche Bank	2,734	132,340
Deutsche Boerse	2,564	197,422
Deutsche Telekom	7,987	129,266
Drillisch	8,197	252,117
Duerr	3,003	253,257
Freenet	32,358	987,826
Fresenius & KGaA	3,148	491,019
Fresenius Medical Care & KGaA	1,567	110,321
GEA Group	45,580	2,138,378
Gerry Weber International	4,669	207,805
Hochtief	1,701	135,676
Infineon Technologies	31,804	328,399
KWS Saat	272	91,492
Leoni	3,194	248,042
Merk	1,835	284,982
MorphoSys *	3,546	310,673
NORMA Group	4,600	248,752
OSRAM Licht *	3,034	177,776
Rheinmetall	10,100	648,065
SAP	6,566	501,759
Siemens	2,804	355,336
Wacker Chemie	1,221	145,377
Wirecard	9,474	414,891

		16,879,602

GREECE — 0.2%
Diana Shipping *	19,744	241,074

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
GREECE (continued)
Hellenic Telecommunications Organization	12,382	$180,357
JUMBO	6,248	106,177
Piraeus Bank *	96,074	224,166
StealthGas *	32,405	311,088
Titan Cement	3,780	101,453

		1,164,315

HONG KONG — 2.4%
AIA Group	594,943	2,742,419
APT Satellite Holdings	136,500	171,745
Cafe de Coral Holdings *	32,000	98,070
Cathay Pacific Airways	76,339	158,815
Cheung Kong Holdings	9,000	133,504
China Foods	194,000	68,298
China Gas Holdings	92,000	128,895
China Mengniu Dairy	108,000	494,681
China Modern Dairy Holdings *	704,326	327,124
China Ocean Resources *	15,390	44,692
China State Construction International Holdings	131,240	237,879
CIMC Enric Holdings	66,000	105,886
CLP Holdings	35,500	267,835
CT Environmental Group *	553,180	347,245
Galaxy Entertainment Group *	112,284	1,097,529
Giordano International	104,000	74,630
Haitong Securities, Cl H	143,429	211,053
Hang Seng Bank	47,800	750,383
Hilong Holding	352,790	269,054
Hong Kong & China Gas	228,800	471,027
Hong Kong Exchanges and Clearing	17,016	266,804
Hopewell Holdings	61,000	211,354
Hopewell Hong Kong Properties *	1,240	—
Huabao International Holdings	962,000	487,111
Hysan Development	19,000	74,905
Johnson Electric Holdings	143,500	127,889
Luk Fook Holdings International	29,000	93,227
Michael Kors Holdings *	23,050	1,842,386
MTR	53,500	189,559
NagaCorp	132,677	126,948
Newocean Energy Holdings	158,000	134,993
Nexteer Automotive Group *	117,990	65,702
Nine Dragons Paper Holdings	585,978	500,478
Noble Group *	117,000	86,815
Power Assets Holdings	45,000	337,435
SA International Holdings	92,000	88,181
Sands China	263,200	2,028,970

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Sino Biopharmaceutical	226,181	$191,211
SmarTone Telecommunications Holdings	75,000	83,017
Sun Hung Kai Properties	8,000	97,547
TCL Multimedia Technology Holdings	8,000	3,707
Techtronic Industries	40,500	104,030
Tianneng Power International	520,000	230,388
Tonly Electronics Holdings *	800	636
Towngas China	99,000	115,211
Wharf Holdings	13,000	88,497
Wing Hang Bank	10,000	143,059
Wynn Macau	306,088	1,300,027

		17,220,851

INDIA — 0.7%
GAIL India GDR	10,100	344,713
HCL Technologies	14,779	344,902
HDFC Bank ADR	6,891	215,620
ICICI Bank ADR	4,825	155,220
Infosys ADR	17,849	1,045,594
ITC	43,632	226,395
Larsen & Toubro	10,844	170,634
Sun Pharmaceutical Industries	28,381	266,665
Tata Motors ADR	59,608	1,660,083
Wipro ADR	34,761	449,807
WNS Holdings ADR *	2,565	55,225

		4,934,858

INDONESIA — 0.6%
Adaro Energy	3,059,000	238,242
Agung Podomoro Land	1,537,500	28,612
Astra Agro Lestari	99,000	173,620
Astra Graphia	53,000	7,417
Astra International	163,000	85,761
Bank Central Asia	690,000	560,054
Bank Mandiri Persero	321,735	228,209
Bank Rakyat Indonesia Persero	270,000	184,513
Bumi Resources *	4,312,500	107,698
Elnusa	2,148,000	71,431
Global Mediacom	799,500	120,781
Gudang Garam	60,000	206,104
Indocement Tunggal Prakarsa	56,000	102,827
Jasa Marga Persero	318,500	134,322
Kalbe Farma	1,473,814	169,277
Matahari Department Store *	87,857	83,769
Petrosea *	248,000	27,310
Tambang Batubara Bukit Asam Persero	230,000	173,976
Telekomunikasi Indonesia Persero	4,517,467	837,700

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA (continued)
Telekomunikasi Indonesia Persero ADR	3,388	$122,883
Tower Bersama Infrastructure	240,500	122,053
Unilever Indonesia	54,500	128,086
United Tractors	72,000	113,439

		4,028,084

IRELAND — 0.8%
Accenture PLC, Cl A	10,793	862,145
Actavis *	4,449	840,772
Alkermes PLC *	2,800	136,304
C&C Group PLC	17,384	98,473
CRH PLC	8,545	219,719
Fly Leasing ADR	68,999	1,045,335
Grafton Group	13,959	136,421
Icon PLC *	2,894	121,577
Kerry Group, Cl A	6,378	429,243
Kingspan Group	8,134	155,395
Perrigo	4,642	722,574
Seagate Technology	11,700	618,462
Smurfit Kappa Group	4,034	94,668
Trinity Biotech PLC ADR	13,358	346,773

		5,827,861

ISRAEL — 0.6%
Attunity *	3,024	—
Bank Hapoalim	79,329	411,934
Bank Leumi Le-Israel *	75,741	287,713
Delek Group	540	192,663
Elbit Systems	4,350	244,786
Israel Chemicals	11,753	96,077
Mellanox Technologies *	2,566	95,635
Mizrahi Tefahot Bank	11,110	135,307
NICE Systems	4,160	163,137
Paz Oil *	638	94,382
Stratasys *	20,310	2,448,573
Teva Pharmaceutical Industries ADR	6,579	293,621
The Israel Corporation *	170	85,462

		4,549,290

ITALY — 1.1%
Assicurazioni Generali	11,532	249,631
Atlantia	9,001	205,161
Brembo	9,111	236,177
CNH Industrial *	207,600	2,183,937
De’Longhi	6,135	100,947
Eni	28,735	653,024
ERG	9,806	135,032
Exor	3,879	152,188
Finmeccanica	12,535	110,227

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
Intesa Sanpaolo	66,399	$180,001
Luxottica Group ADR	23,431	1,231,768
Maire Tecnimont *	55,827	118,589
Mediobanca	21,555	198,122
Moncler *	4,091	77,908
Pfeiffer Vacuum Technology	934	110,979
Pirelli & C.	16,341	263,589
Prysmian	3,775	92,357
Recordati	7,850	122,919
Snam	69,564	381,854
Sorin *	35,370	103,613
Telecom Italia	249,851	278,005
Terna Rete Elettrica Nazionale	74,168	360,312
UniCredit	13,018	97,971
Unione di Banche Italiane	14,386	105,065
Yoox *	1,470	55,691

		7,805,067

JAPAN — 5.3%
Aica Kogyo	5,400	100,209
Air Water	8,000	119,722
Aisin Seiki	2,400	89,850
Alfresa Holdings	1,800	103,240
Alpine Electronics	27,112	384,774
Amada	12,000	98,777
ANA Holdings	42,000	89,615
Bank of Kyoto	27,000	218,283
Bank of Yokohama	18,000	91,788
Bridgestone	2,900	105,986
Brother Industries	8,500	109,068
Calbee	4,000	93,061
Canon	69,000	2,030,087
Century Tokyo Leasing	3,828	113,150
Chugai Pharmaceutical	5,300	121,593
Chugoku Bank	7,000	86,875
Citizen Holdings	14,000	111,403
Cocokara fine	3,300	82,137
Dai Nippon Printing	10,000	100,323
Daicel	12,000	97,367
Daihatsu Motor	6,000	94,901
Daiwa Securities Group	185,000	1,756,386
Disco	3,738	263,786
DMG Mori Seiki	14,100	250,756
Ebara	38,000	246,961
Electric Power Development	3,000	89,997
Enplas	1,500	101,595
Exedy	8,232	261,858
F@N Communications	6,400	263,091
Fancl	7,300	80,667

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
FP	1,700	$106,822
FUJIFILM Holdings	8,500	251,830
Gunma Bank	20,000	107,468
Hachijuni Bank	17,000	95,175
Hamamatsu Photonics	2,600	110,062
Hino Motors	7,000	104,551
Hirose Electric	800	113,615
Hiroshima Bank	22,000	90,007
Hitachi	372,010	2,883,742
Hitachi Chemical	6,700	97,316
Hitachi Construction Machinery	4,500	87,956
Hitachi Koki	12,200	87,527
Hokkoku Bank	31,000	104,072
Hokuetsu Kishu Paper	23,000	101,527
Hoshizaki Electric	3,200	114,946
House Foods Group	6,400	96,467
Hoya	3,700	102,957
IHI	24,000	110,874
Isetan Mitsukoshi Holdings	11,200	144,042
Isuzu Motors	16,000	96,936
Itoham Foods	24,000	107,820
Iyo Bank	10,000	94,646
Japan Exchange Group	4,000	98,737
Japan Tobacco	2,900	90,744
Joyo Bank	19,000	91,123
JSR	5,600	101,345
JX Holdings	19,800	96,316
Kagoshima Bank	17,000	102,995
Kamigumi	12,000	108,525
Kanamoto	14,425	377,391
Kaneka	16,000	100,538
Kansai Paint	22,659	311,819
Kao	3,200	102,574
Kawasaki Heavy Industries	24,000	105,706
KDDI	1,900	106,093
Keikyu	8,000	63,737
Keio	15,000	97,191
Kennedy-Wilson Japan *	17,600	71,833
Kewpie	7,000	100,303
Keyence	500	208,036
Kikkoman	6,000	107,820
Kinden	10,000	98,659
Kirin Holdings	7,000	96,330
Kissei Pharmaceutical	5,200	124,338
Kobayashi Pharmaceutical	1,900	103,768
Koito Manufacturing	15,000	308,603
Komatsu	15,400	323,766
Kose	12,000	378,780

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Koyo Seiko	7,400	$111,757
Kubota	7,000	109,484
Kuraray	8,600	97,810
Kyowa Hakko Kirin	7,000	71,870
Leopalace21 *	14,100	74,799
M3	66	195,410
Makita	1,900	100,235
Mazda Motor	22,000	107,879
Medipal Holdings	7,700	113,198
Minebea *	36,000	275,188
Miraca Holdings	3,500	167,001
Mitsubishi Electric	9,000	103,768
Mitsubishi Gas Chemical	12,000	85,622
Mitsubishi Logistics	7,000	99,687
Mitsubishi Tanabe Pharma	6,900	101,977
Mitsubishi UFJ Financial Group	16,100	98,173
Mitsui Fudosan	79,920	2,572,740
Mitsui OSK Lines	22,000	91,729
Miura	2,700	70,665
Mizuho Financial Group	226,100	484,642
Mochida Pharmaceutical	1,600	93,178
MonotaRO	4,700	101,756
Murata Manufacturing	22,360	2,101,844
Next	15,461	154,353
NGK Spark Plug	5,000	117,353
NHK Spring	9,500	98,840
Nifco	7,190	189,585
Nihon M&A Center	2,500	209,455
Nippon Meat Packers	6,000	103,651
Nippon Telegraph & Telephone	4,900	266,702
Nippon Yusen	29,000	91,113
Nishi-Nippon City Bank	35,000	89,410
Nisshin Seifun Group	9,000	90,379
Nissin Foods Holdings	4,400	191,857
Nitori Holdings	1,050	102,461
Nitto Denko	1,800	81,077
NOF	23,000	162,758
NOK	6,500	106,563
Noritz	3,800	79,853
NS Solutions	5,500	141,739
NSK	8,000	92,003
NTT DOCOMO	16,200	263,684
Obara Group	8,019	252,728
Odakyu Electric Railway	12,000	106,411
Omron	2,600	104,081
Ono Pharmaceutical	1,000	87,403
Onward Kashiyama *	14,000	101,948
Oracle Japan	2,700	107,820

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Osaka Gas	21,000	$85,710
OSG	13,800	258,792
Plenus	6,300	147,619
Rakuten	10,700	176,361
Rohm	3,300	167,309
Sankyo	2,100	100,201
Santen Pharmaceutical	2,000	84,761
Sawai Pharmaceutical	1,300	77,998
Seiko *	37,763	188,501
Seino Holdings	27,000	258,451
Seven Bank	28,500	109,905
Shimamura	800	71,254
Shinmaywa Industries	32,000	277,498
Shionogi	4,600	95,404
Shiseido	5,500	88,123
Shizuoka Bank	11,000	110,678
Showa Shell Sekiyu	9,100	87,464
SoftBank	22,020	1,630,001
Stanley Electric	4,400	100,773
Sumitomo Chemical	27,000	111,520
Sumitomo Electric Industries	6,600	105,102
Sumitomo Mitsui Financial Group	2,600	122,760
Sumitomo Mitsui Trust Holdings	20,000	96,897
Sumitomo Osaka Cement	33,000	124,998
Sun Frontier Fudousan	16,227	221,082
Sundrug	2,200	93,129
Suruga Bank	6,000	102,653
Suzuken	2,400	83,625
Sysmex	1,500	83,537
Tadano	24,460	349,292
Taisho Pharmaceutical Holdings	1,400	101,948
Taiyo Nippon Sanso	15,000	105,413
Takashimaya	10,000	94,255
Takeda Pharmaceutical	1,400	65,677
Terumo	2,000	94,646
THK	4,600	101,977
Toho Gas	19,000	88,891
Tokai Tokyo Financial Holdings	24,803	221,642
Tokyo Electric Power	18,600	85,563
Tokyo Electron	2,500	130,102
Tokyo Gas	12,000	60,135
Tokyo Tatemono	23,069	219,017
TonenGeneral Sekiyu	19,000	166,624
TOTO	7,000	112,499
Toyo Seikan Group Holdings	4,800	86,820
Toyo Suisan Kaisha	3,000	95,135
Toyoda Gosei	3,900	83,329
Toyota Industries	2,300	106,817

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Toyota Motor	1,600	$92,739
TS Tech	2,500	93,594
Tsumura	19,900	494,335
Ulvac	7,600	126,158
Unicharm	1,700	93,511
UNY Group Holdings	79,000	477,850
USS	6,900	95,224
Wacoal Holdings	9,000	93,462
Yakult Honsha	1,900	93,912
Yamaguchi Financial Group	10,000	92,101
Yamaha	6,700	100,267
Yamaha Motor	6,500	87,477
Yaskawa Electric	7,000	97,289
Yokogawa Electric	7,400	116,392
Yokohama Rubber	9,000	81,394
Zenkoku Hosho	5,877	278,406

		37,814,372

KENYA — 0.0%
Safaricom	954,700	121,407

LUXEMBOURG — 0.1%
ArcelorMittal	6,524	108,403
Samsonite International	43,535	119,368
Tenaris ADR	3,978	176,942

		404,713

MALAYSIA — 0.7%
Alliance Financial Group	62,500	86,895
Allianz Malaysia	3,000	10,775
AMMB Holdings	116,400	254,634
Berjaya Sports Toto	77,500	93,587
Boustead Holdings *	57,600	90,363
Cahya Mata Sarawak	25,300	56,079
CIMB Group Holdings	105,200	217,624
DiGi.Com	244,900	343,589
DRB-Hicom	110,500	88,997
Faber Group	56,900	44,042
Genting Malaysia	132,900	172,837
Genting Plantations *	31,600	97,534
Hong Leong Bank	37,700	158,927
IOI	104,000	129,860
IOI Properties Group Sdn *	81,474	65,734
Malayan Banking	155,300	447,427
Maxis	119,300	248,123
Mega First	30,900	20,139
MISC *	30,800	55,244
Mudajaya Group	25,700	20,092
Petronas Chemicals Group	136,400	270,673
Protasco	143,300	60,351

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Public Bank	89,600	$512,030
Puncak Niaga Holding	62,700	55,100
Sapurakencana Petroleum *	90,039	117,967
Scientex	17,300	25,844
Sime Darby	64,100	172,249
Syarikat Takaful Malaysia	6,900	20,566
Tenaga Nasional	186,258	656,643
UMW Holdings	62,600	221,608
WTK Holdings	49,300	18,299

		4,833,832

MEXICO — 1.2%
Alfa, Cl A	308,096	868,032
Alsea	501,000	1,494,309
America Movil, Ser L	99,830	106,444
America Movil ADR, Ser L	38,747	823,761
Arca Continental	20,900	114,876
Axtel *	253,574	103,333
Banregio Grupo Financiero	46,600	255,056
Bio Pappel *	118,545	275,665
Cemex, Cl Preference *	456,598	564,346
Cemex ADR *	11,048	136,664
El Puerto de Liverpool	8,400	88,083
Empresa ICA Sab de CV *	48,700	94,057
Fibra Uno Administracion ‡	169,769	547,871
Fomento Economico Mexicano ADR	3,519	317,555
Genomma Lab Internacional, Cl B *	160,548	396,148
Gentera *	23,892	43,143
Grupo Aeromexico *	59,813	87,121
Grupo Aeroportuario del Pacifico *	9,800	110,303
Grupo Aeroportuario del Pacifico, Cl B	33,400	182,084
Grupo Aeroportuario del Pacifico ADR	5,111	276,965
Grupo Financiero Banorte, Cl O	77,514	489,288
Grupo Financiero Santander Mexico, Cl B	37,300	82,861
Grupo Mexico	62,700	201,968
Grupo Televisa ADR	6,900	200,514
Industrias Bachoco	58,020	205,157
Industrias Bachoco ADR	3,379	143,202
Industrias Penoles	8,820	205,200
Wal-Mart de Mexico	113,200	270,769

		8,684,775

NETHERLANDS — 2.1%
Aalberts Industries	3,401	106,440

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
Aegon	71,000	$621,184
Arcadis	10,857	388,184
ASML Holding	4,978	422,839
ASML Holding, Cl G	19,471	1,647,831
Brunel International	1,725	101,471
Heineken	4,470	272,860
ING Groep *	192,750	2,558,042
InterXion Holding *	98,124	2,415,813
James Hardie Industries	32,466	366,523
Koninklijke Ahold	17,675	294,762
Koninklijke Boskalis Westminster	2,556	122,724
Koninklijke DSM	5,876	389,356
Koninklijke Philips Electronics	4,441	154,772
Reed Elsevier	16,403	338,259
Royal Dutch Shell, Cl A	54,575	1,887,171
Royal Dutch Shell, Cl B	16,400	599,859
TNT Express	133,480	1,177,728
TomTom *	12,177	84,580
Unilever	20,593	769,477
Unit4	2,113	109,861
Wolters Kluwer	5,236	144,626
Yandex, Cl A *	8,169	300,211

		15,274,573

NEW ZEALAND — 0.1%
Auckland International Airport	34,193	100,916
Fisher & Paykel Healthcare	39,110	128,078
Fletcher Building	42,202	309,850
SKYCITY Entertainment Group	33,207	103,914

Xero *	4,023	134,966

		642,758

NORWAY — 0.4%
Aker Solutions	7,026	107,447
Atea	10,036	92,727
Cermaq	5,288	53,912
Det Norske Oljeselskap *	7,623	77,172
DNB	5,961	100,752
DNO International *	36,457	118,359
Fred Olsen Energy	9,700	350,300
Gjensidige Forsikring	8,858	169,753
Norsk Hydro	35,849	162,528
Opera Software	26,898	365,499
Prosafe	67,000	445,389
Seadrill	2,137	76,630
Statoil	26,844	635,452
Telenor	5,218	108,226
Tomra Systems	11,870	101,636
Yara International	2,319	95,679

		3,061,461

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
PANAMA — 0.3%
Banco Latinoamericano de Comercio Exterior, Cl E	15,409	$391,389
Copa Holdings, Cl A	14,815	1,936,320

		2,327,709

PERU — 0.0%
Credicorp	2,740	361,461

PHILIPPINES — 0.4%
Alliance Global Group	177,197	105,588
Bank of the Philippine Islands	56,880	111,230
First Gen	31,100	10,726
Lopez Holdings	1,307,000	124,617
Metropolitan Bank & Trust	1,229,451	2,053,593
Pepsi-Cola Products Philippines	402,400	38,376
Puregold Price Club	118,538	100,263
Robinsons Retail Holdings *	71,632	94,045
SM Investments	9,074	140,356
Universal Robina	9,436	24,561

		2,803,355

POLAND — 0.4%
Asseco Poland	10,123	147,863
Bank Pekao	3,460	203,242
Bank Zachodni *	800	100,254
Cinema City International *	848	9,147
KGHM Polska Miedz	7,450	258,812
Neuca	1,176	102,975
Orange Polska	100,294	334,101
Pelion	3,761	105,599
PGE	131,816	690,027
PKP Cargo *	2,783	79,790
Polski Koncern Naftowy Orlen S.A.	5,920	72,855
Polskie Gornictwo Naftowe i Gazownictwo	149,710	219,910
Powszechny Zaklad Ubezpieczen	1,694	221,692
Tauron Polska Energia	22,263	30,230

		2,576,497

PORTUGAL — 0.1%
Banco Espirito Santo *	75,525	115,103
EDP - Energias de Portugal	68,697	258,129
Galp Energia SGPS	5,313	82,262
Jeronimo Martins SGPS	4,273	73,219
Portugal Telecom	21,729	95,685
Sonae *	98,935	156,118

COMMON STOCK — continued
	Shares	Value
PORTUGAL (continued)
ZON OPTIMUS SGPS	22,076	$147,829

		928,345

PUERTO RICO — 0.1%
OFG Bancorp	12,200	177,876
Triple-S Management, Cl B *	12,300	219,432

		397,308

QATAR — 0.0%
Qatar National Bank SAQ	4,203	212,946

RUSSIA — 0.8%
Eurasia Drilling GDR	2,096	72,522
Gazprom Neft OAO ADR	8,959	182,316
Gazprom OAO ADR	76,479	631,716
Lukoil OAO ADR	13,160	749,316
Magnit GDR	4,334	228,618
MegaFon OAO GDR	5,309	158,367
MMC Norilsk Nickel ADR	26,970	411,023
NovaTek OAO GDR	2,793	341,025
Pharmstandard GDR *	14,407	108,557
Rosneft OAO GDR	28,610	196,265
Rostelecom *	2,356	44,222
Sberbank of Russia ADR	27,549	298,080
Severstal GDR	22,380	181,725
Sistema GDR	7,942	214,355
Surgutneftegas OAO ADR	72,700	559,063
Tatneft OAO ADR	24,050	796,055
Uralkali GDR	5,881	142,026
VTB Bank GDR	79,310	201,448

		5,516,699

SINGAPORE — 1.0%
Ascendas ‡	115,000	191,052
Ascott Residence Trust ‡	113,000	104,879
Asian Pay Television Trust	1,159,507	694,999
Avago Technologies, Cl A	54,620	2,984,437
CapitaMall Trust ‡	81,000	118,211
DBS Group Holdings	17,000	219,546
Ezion Holdings	131,000	230,541
Flextronics International *	22,300	181,745
Genting Singapore	79,000	85,068
Global Logistic Properties	103,000	225,439
Golden Agri-Resources	226,000	91,771
Jardine Cycle & Carriage	4,000	109,240
Keppel	54,000	439,756
Keppel ‡	4,960	4,357
M1	55,000	144,590
Olam International	79,000	91,427

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE (continued)
Oversea-Chinese Banking	33,000	$239,773
Sembcorp Industries	15,000	61,582
Sembcorp Marine	29,000	92,121
Singapore Airlines	29,000	217,649
Singapore Post	96,000	100,516
Singapore Press Holdings	51,000	159,572
Singapore Technologies Engineering	46,000	136,243
Singapore Telecommunications	42,000	115,870
Starhill Global ‡	142,000	84,850
Venture	17,000	98,486
Wilmar International	36,000	87,908

		7,311,628

SOUTH AFRICA — 0.8%
African Bank Investments	372,560	358,762
Anglo American Platinum	4,873	194,152
Aspen Pharmacare Holdings	4,470	100,889
Assore	2,800	100,434
AVI	17,223	79,593
FirstRand	183,906	515,066
Group	31,478	559,474
Group ADR	20,700	370,530
Liberty Holdings	4,543	46,597
MMI Holdings	69,084	146,481
Mondi	14,688	222,445
Nampak	35,785	111,720
Naspers, Cl N	3,614	369,375
Netcare	42,410	84,923
Pioneer Foods	11,733	92,606
PPC	25,236	67,703
Remgro	22,110	369,074
Reunert	14,207	81,663
RMB Holdings	33,850	130,264
Sanlam	51,736	222,048
Sasol	16,921	812,098
SPAR Group	8,467	91,296
Standard Bank Group	22,049	232,069
Steinhoff International Holdings	74,264	306,106
Super Group *	17,137	41,873
Truworths International	12,840	84,356

		5,791,597

SOUTH KOREA — 2.0%
Busan City Gas	2,850	100,516
Celltrion *	3,758	157,117
Cheil Worldwide *	9,362	243,380
CJ *	271	29,721
Cosmax *	3,000	152,161
Daesung Holdings	1,980	17,093

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Daewon San Up *	3,294	$26,013
Daewoo Shipbuilding & Marine Engineering *	12,332	392,447
Dongil Industries *	1,050	48,938
Dongwon Development *	849	12,308
E-Mart	481	115,937
Eugene Investment & Securities *	2,670	5,124
Green Cross	866	105,722
Hankook Tire *	1,173	67,148
Hanwha Timeworld *	1,260	36,502
Hotel Shilla	9,821	705,304
Hyundai Heavy Industries	1,528	315,809
Hyundai Home Shopping Network	718	121,060
Hyundai Hysco	1,151	41,516
Hyundai Marine & Fire Insurance	14,000	401,991
Hyundai Mobis *	606	173,564
Hyundai Motor Company	3,319	720,307
Hyundai Steel *	3,549	249,963
INTOPS	1,122	20,714
KB Financial Group *	2,000	68,680
KB Financial Group ADR	8,400	281,820
Kia Motors	19,753	985,540
KISCO	520	12,929
Kunsul Chemical Industrial *	1,460	37,640
KyungDong City Gas *	567	51,908
Kyungnam Energy *	9,300	54,189
LG Chemical	452	108,277
LG Display *	10,270	239,867
LG Display ADR	14,541	170,566
LG Uplus	14,080	144,168
Meritz Financial Group	56,920	393,592
Mi Chang Oil Industrial *	353	23,575
NAVER *	211	133,132
OCI *	857	150,198
Orion *	117	95,153
Paradise	60,182	1,532,544
POSCO	864	240,192
Posco ICT	15,701	113,305
RedcapTour	593	9,888
S&T Holdings	5,440	78,106
Sam Young Electronics *	1,260	11,030
Samchuly Bicycle	5,238	103,515
Samsung Electronics	2,189	2,592,233
Samsung Electronics GDR	1,428	838,236
Samsung SDI	918	121,802
SeAH Holdings	100	8,651
Sewon Precision Industry	440	11,179

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
	(unaudited	)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Shinhan Financial Group *	10,485	$442,472
Shinsegae Information and Communication Company	195	14,411
SK Hynix *	13,580	473,181
SK Telecom ADR	12,282	269,467
YESCO	1,760	59,335
Young Poong *	73	82,882
Yuhan *	938	170,086

		14,384,104

SPAIN — 0.5%
Abertis Infraestructuras	9,850	220,195
Amadeus IT Holding, Cl A	4,163	164,819
Banco Bilbao Vizcaya Argentaria	13,275	158,630
Banco Popular Espanol	25,096	172,824
CaixaBank	38,410	235,708
Enagas	8,971	245,615
Ence Energia y Celulosa S.A	29,718	109,221
Grifols	5,500	285,181
Grupo Catalana Occidente	3,062	117,698
Iberdrola	27,289	168,456
Inditex	3,304	493,294
Red Electrica	4,207	294,538
Repsol	5,417	126,978
Telefonica	49,814	768,591
Zardoya Otis	7,474	125,499

		3,687,247

SWEDEN — 0.7%
Assa Abloy, Cl B	2,217	110,657
Atlas Copco, Cl A	8,044	218,553
Autoliv	1,934	175,356
Axfood	2,345	112,393
Axis Communications	3,846	124,102
Hennes & Mauritz, Cl B	11,387	490,840
Hexpol	1,620	115,478
Holmen, Cl B	3,042	105,170
Hufvudstaden, Cl A	7,488	100,409
Investment Kinnevik, Cl B	8,321	326,672
Investor, Cl B	8,010	259,444
Millicom International Cellular	875	85,211
Securitas, Cl B	10,349	107,575
Skanska, Cl B	6,356	125,346
SKF, Cl B	4,224	111,993
Swedbank, Cl A	18,300	478,492
Swedish Match	3,694	108,259
Swedish Orphan Biovitrum *	13,187	150,360
Tele2, Cl B	13,793	152,006

COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
Telefonaktiebolaget LM Ericsson, Cl B	56,801	$693,605
TeliaSonera	48,088	356,803
Unibet Group	4,965	241,755
Wallenstam, Cl B	7,242	110,763

		4,861,242

SWITZERLAND — 2.9%
Burckhardt Compression Holding	264	119,021
Coca-Cola HBC	3,487	92,462
Credit Suisse Group	74,768	2,259,575
Dufry *	1,565	245,629
EMS-Chemie Holding	499	171,580
Forbo Holding	165	134,853
Geberit	1,355	393,356
Georg Fischer	218	149,677
Givaudan	393	581,708
Kaba Holding	343	156,812
Kuehne + Nagel International	16,450	2,186,318
Kuoni Reisen Holding	304	137,473
Meyer Burger Technology *	6,921	104,962
Mobimo Holding	450	93,856
Nestle	21,708	1,575,455
Novartis	4,199	332,530
Partners Group Holding	741	175,637
Roche Holding	19,879	5,466,094
Schindler Holding	2,558	371,011
SGS	226	511,750
Sika	41	135,122
Straumann Holding	636	126,898
Swatch Group	436	259,922
Swiss Life Holding	4,257	918,402
Swisscom	429	235,970
Syngenta	1,459	516,721
TE Connectivity	37,000	2,090,870
UBS	51,500	1,021,877
Vontobel Holding	3,710	139,741

		20,705,282

TAIWAN — 1.2%
Advanced Semiconductor Engineering ADR	69,238	312,956
Advantech	21,000	131,131
Cheng Shin Rubber Industry	61,000	154,660
Chicony Electronics	41,000	104,644
China Steel Chemical	24,000	133,049
ChipMOS Technologies	11,696	221,756
Chunghwa Telecom	221,000	662,469
Compal Electronics	222,000	165,035

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
	(unaudited	)

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Delta Electronics	141,413	$773,932
E.Sun Financial Holding	233,300	144,638
Formosa Chemicals & Fibre	123,580	323,687
Formosa Plastics	135,200	347,213
Fubon Financial Holding	253,000	356,922
Giant Manufacturing	21,000	132,609
Ginko International	4,000	74,015
Hermes Microvision	8,000	232,814
Hiwin Technologies	57,000	515,955
Hon Hai Precision Industry	213,900	597,548
Hon Hai Precision Industry GDR	102,259	552,199
Hotai Motor *	12,000	145,655
Largan Precision	3,000	115,189
MediaTek	9,000	119,940
Novatek Microelectronics	26,000	104,520
Pou Chen	146,000	201,822
Powertech Technology	55,000	75,896
President Chain Store	22,000	147,309
Senao International	30,000	87,638
Silicon Motion Technology ADR	15,272	257,028
Standard Foods	67,650	198,740
Taiwan Mobile	22,000	64,553
Taiwan Semiconductor Manufacturing ADR	56,858	962,037
Teco Electric and Machinery	92,000	99,923
Uni-President Enterprises	87,000	142,773
United Microelectronics	563,000	230,381

		8,890,636

THAILAND — 0.6%
Advanced Info Service	51,000	322,902
Airports of Thailand	85,200	442,648
Bangchak Petroleum	452,800	366,931
Bangkok Dusit Medical Services	22,500	80,430
Bangkok Land	1,925,700	77,296
BEC World	86,900	123,071
Central Pattana	65,900	59,891
Charoen Pokphand Foods	125,000	107,922
CP ALL PLC	216,700	257,663
Delta Electronics Thailand	80,500	129,249
Glow Energy *	76,800	157,043
Home Product Center	265,183	68,686
Kasikornbank	27,300	140,594
Krung Thai Bank	414,600	209,749
Krungthai Card	53,500	47,406
Minor International	114,200	71,959
PTT	52,300	437,286
PTT Global Chemical	94,800	204,620
Siam City Cement	7,400	79,582

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Siam Commercial Bank	32,700	$147,601
Telecomasia *	426,700	66,571
Thai Union Frozed Products *	52,400	110,721
Thaicom *	4,000	4,574
Thanachart Capital	641,800	602,720
Tisco Financial Group	52,900	59,294

		4,376,409

TURKEY — 0.3%
Asya Katilim Kankasi Banskasi *	97,865	46,755
BIM Birlesik Magazalar	21,171	361,497
Coca-Cola Icecek	7,397	154,772
Enka Insaat ve Sanayi	63,177	179,979
Eregli Demir ve Celik Fabrikalari	192,356	230,596
Ford Otomotiv Sanayi	7,400	64,651
Haci Omer Sabanci Holding	43,960	145,263
Kiler Gayrimenkul Yatirim Ortakligi ‡ *	95,688	43,175
KOC Holding	46,300	156,887
TAV Havalimanlari Holding	23,048	172,814
Tupras Turkiye Petrol Rafinerileri	5,270	86,839
Turk Hava Yollari	1	4
Turk Telekomunikasyon	55,620	137,783
Turkcell Iletisim Hizmetleri *	64,350	317,110
Turkiye Is Bankasi, Cl C	95,081	170,344
Turkiye Sise ve Cam Fabrikalari	43,646	48,268
Turkiye Vakiflar Bankasi Tao, Cl D	72,891	111,242

		2,427,979

UNITED KINGDOM — 3.8%
Abcam	15,008	128,292
Admiral Group PLC	9,284	220,535
Afren *	136,576	333,632
Al Noor Hospitals Group *	13,103	181,152
Aon PLC	2,595	208,794
ARM Holdings PLC	51,097	785,384
AstraZeneca	29,628	1,879,299
Aveva Group	2,599	91,859
Aviva PLC	18,121	132,561
BAE Systems PLC	19,531	137,771
Bank of Georgia Holdings	7,219	255,147
Barclays	133,379	597,488
Bellway PLC	10,480	267,724
Berkeley Group Holdings PLC	4,321	183,762
Betfair Group	8,032	139,432
BG Group	13,179	221,416
Booker Group PLC	119,753	304,742
BP PLC	26,793	210,535

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
British American Tobacco	1,949	$93,427
British Sky Broadcasting Group PLC	8,043	115,824
Britvic	32,149	366,248
BTG *	18,406	179,276
Bunzl	15,439	352,277
Burberry Group PLC	25,917	616,919
Cable & Wireless Communications PLC	140,214	123,201
Centrica PLC	84,694	433,279
Cobham PLC	34,964	168,811
Compass Group PLC	13,006	194,670
Countrywide	26,292	246,794
Croda International	6,088	241,394
Delphi Automotive PLC	28,100	1,711,009
Diageo	89,781	2,657,374
Elementis	88,471	372,174
EnQuest *	51,639	109,932
Filtrona PLC	40,280	549,264
Genel Energy PLC *	14,307	231,194
Genus	4,760	102,820
GlaxoSmithKline PLC	13,264	341,025
Great Portland Estates PLC ‡	24,751	245,960
Halma	38,342	377,237
Hays	126,558	276,289
Henderson Group	33,826	122,334
Hikma Pharmaceuticals	10,465	206,613
HSBC Holdings	17,949	185,005
Hunting	7,505	92,963
IG Group Holdings	18,221	187,659
Intertek Group	9,496	442,088
J Sainsbury	24,477	138,780
Jazztel *	29,512	363,044
Johnson Matthey	3,143	166,939
Micro Focus International	8,920	109,977
Monitise PLC *	102,922	112,513
National Grid PLC	36,353	471,511
Ocado Group PLC *	29,108	250,259
Pearson	30,683	560,890
Randgold Resources	891	61,416
Reckitt Benckiser Group PLC	2,985	223,908
Rexam	36,000	291,759
Rightmove PLC	6,335	263,685
Rolls-Royce Holdings PLC	109,860	2,143,706
RSA Insurance Group	51,010	81,340
Sage Group	21,940	147,262
Serco Group PLC	20,359	146,289
Shaftesbury PLC ‡	10,627	108,836
Shire PLC	9,743	487,382

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Soco International	17,128	$116,090
SSE	24,017	516,023
Standard Chartered PLC	7,421	151,272
Subsea 7	25,761	442,383
Telecom Plus	5,194	162,486
Ultra Electronics Holdings	2,889	92,990
Victrex PLC	3,824	112,021
Vodafone Group PLC	300,406	1,118,788
WH Smith	8,647	148,260
Whitbread PLC	3,366	207,556
WM Morrison Supermarkets	115,614	455,948
Xaar	9,718	177,327

		27,453,225

UNITED STATES — 46.1%

Consumer Discretionary — 6.5%
Advance Auto Parts	4,446	510,445
Amazon.com *	300	107,607
Amcon Distributing	602	51,170
American Axle & Manufacturing Holdings *	12,033	224,055
ANN *	3,300	106,722
Ark Restaurants	2,100	45,759
Asbury Automotive Group *	1,700	79,934
AutoZone *	1,171	579,715
Ballantyne Strong *	10,200	48,552
BorgWarner	8,054	432,500
Burlington Stores *	4,400	112,552
CarMax *	3,183	143,585
Carmike Cinemas *	10,070	272,998
Carriage Services, Cl A	15,722	336,451
Cavco Industries *	900	70,308
Century Casinos *	6,900	45,540
Christopher & Banks *	23,319	166,498
Citi Trends *	1,200	19,200
Comcast, Cl A	26,144	1,423,541
Conn’s *	1,617	98,168
Cooper Tire & Rubber	21,800	510,120
Cracker Barrel Old Country Store	1,476	146,139
CSS Industries	3,900	104,520
Cumulus Media, Cl A *	25,700	171,933
Dana Holding	9,485	179,456
Deckers Outdoor *	3,447	268,694
Delta Apparel *	3,100	50,158
Destination Maternity	11,817	317,050
DeVry Education Group	17,800	643,292
Digital Generation *	1,200	16,200
DIRECTV *	38,000	2,638,340

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Dixie Group *	18,454	$255,034
Dollar General *	7,800	439,296
Dollar Tree *	11,150	563,298
Drew Industries	1,400	67,326
Entercom Communications, Cl A *	8,700	82,041
Entravision Communications, Cl A	57,034	343,915
EW Scripps, Cl A *	6,059	111,546
Express *	15,800	273,656
Family Dollar Stores	4,398	271,884
Finish Line, Cl A	7,700	197,505
Flexsteel Industries	3,000	92,490
Ford Motor	8,000	119,680
Fred’s, Cl A	6,100	106,628
FTD *	2,900	89,900
Gannett	15,000	412,950
General Motors	28,000	1,010,240
Genuine Parts	5,695	468,414
GNC Holdings, Cl A	1,727	88,267
Gray Television *	8,100	92,178
Group 1 Automotive	1,167	71,339
H&R Block	3,000	91,200
Harley-Davidson	5,200	320,788
Harte-Hanks	19,100	130,835
Hasbro	9,405	461,974
Haverty Furniture	4,900	136,318
Helen of Troy *	400	22,016
hhgregg *	7,500	61,950
HomeAway *	36,390	1,486,895
HSN	1,666	91,247
Interpublic Group of Companies	60,900	993,888
ITT Educational Services *	700	20,580
JC Penney *	15,500	91,760
Journal Communications, Cl A * .	12,100	96,437
Kirkland’s *	9,248	174,140
Kohl’s	9,700	491,111
Lamar Advertising, Cl A *	3,805	185,151
Las Vegas Sands	7,595	581,169
La-Z-Boy, Cl Z	9,700	261,124
Lear	4,500	325,485
Libbey *	4,700	101,238
Liberty Interactive, Cl A *	66,750	1,782,893
Lifetime Brands	11,500	177,330
Lithia Motors, Cl A	3,300	185,757
Lumber Liquidators Holdings *	3,360	299,006
Macy’s	10,050	534,660
Marcus	3,300	43,098

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Marriott Vacations Worldwide *	600	$28,728
McClatchy, Cl A *	17,200	78,432
McDonald’s	10,925	1,028,807
Meredith	2,828	129,466
Meritage Homes *	2,598	126,185
Mohawk Industries *	3,350	476,303
Monarch Casino & Resort *	16,637	320,595
Monro Muffler Brake	2,106	116,904
Motorcar Parts & Accesories *	22,196	446,805
Murphy USA *	1,652	63,999
Nautilus *	40,385	344,080
New York Times, Cl A	47,000	664,580
Newell Rubbermaid	15,350	474,315
Orbitz Worldwide *	12,000	86,400
O’Reilly Automotive *	5,799	759,553
Outerwall *	2,801	180,132
Penske Automotive Group	3,600	154,476
Perry Ellis International *	4,400	68,948
PetSmart	4,295	270,585
Pier 1 Imports	9,486	181,277
priceline.com *	1,536	1,758,551
PVH	3,650	441,175
Quantum Fuel Systems Technologies Worldwide *	30,725	264,235
ReachLocal *	12,424	161,263
RG Barry	5,500	97,405
Rick’s Cabaret International *	18,800	212,252
Ross Stores	8,547	580,427
Scholastic	16,000	527,840
Scientific Games, Cl A *	25,368	357,181
SFX Entertainment *	52,802	491,059
Shiloh Industries *	4,900	73,892
Smith & Wesson Holding *	3,100	40,579
Standard Motor Products	4,400	143,924
Staples	47,000	618,520
Starbucks	52,675	3,746,246
Starwood Hotels & Resorts Worldwide	22,328	1,668,125
Steiner Leisure *	4,458	218,487
Stoneridge *	47,077	535,736
Strattec Security	1,100	60,225
Tenneco *	3,000	170,520
Tilly’s, Cl A *	8,700	101,007
TJX	41,008	2,352,219
Tower International *	11,600	257,868
TRW Automotive Holdings *	7,400	548,710
VOXX International, Cl A *	12,500	166,625
WCI Communities *	1,000	18,720

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Yum! Brands	5,857	$393,298

		46,233,498

Consumer Staples — 2.4%
Beam	4,000	333,200
Brown-Forman, Cl B	6,700	515,900
Bunge	6,000	454,560
Casey’s General Stores	1,392	95,589
Chiquita Brands International *	7,000	74,060
Church & Dwight	6,898	445,473
Clorox	1,200	105,924
Coca-Cola	26,303	994,779
Coca-Cola Bottling Consolidated	1,300	88,764
Coffee Holding	10,700	54,463
Colgate-Palmolive	1,600	97,968
Costco Wholesale	6,184	694,834
Darling International *	9,699	189,713
Female Health	15,957	120,316
Fresh Market *	2,300	80,408
Hain Celestial Group *	1,226	112,657
Hershey	2,350	233,590
Hormel Foods	9,744	442,767
Ingles Markets, Cl A	4,500	122,310
Ingredion	7,700	479,710
Inventure Foods *	19,010	238,195
J&J Snack Foods	1,300	114,530
John B Sanfilippo & Son	16,312	377,623
Kroger	19,800	714,780
McCormick	5,833	374,362
Mead Johnson Nutrition, Cl A	4,743	364,689
Molson Coors Brewing, Cl B	8,000	421,120
Nature’s Sunshine Products	7,532	122,545
Nu Skin Enterprises, Cl A	1,360	115,804
Omega Protein *	27,800	281,614
Orchids Paper Products	7,398	230,448
Pilgrim’s Pride *	17,321	289,780
Post Holdings *	5,724	306,406
PriceSmart	21,668	1,969,621
Procter & Gamble	15,478	1,185,924
Rite Aid *	19,379	107,554
Roundy’s	27,200	230,656
Safeway	13,700	427,988
Seneca Foods, Cl A *	3,200	93,024
Spartan Stores	8,500	192,015
Spectrum Brands Holdings	400	30,100
SUPERVALU *	13,927	80,498
Sysco	8,400	294,672
TreeHouse Foods *	2,970	195,545

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Staples (continued)
Universal	1,912	$98,124
USANA Health Sciences *	3,515	210,443
Walgreen	16,700	957,745
Wal-Mart Stores	16,422	1,226,395
Weis Markets	2,205	108,530

		17,097,715

Energy — 2.5%
Adams Resources & Energy	1,800	119,736
Bonanza Creek Energy *	1,844	75,069
Broadwind Energy *	12,800	118,272
Cameron International *	6,400	383,808
Carrizo Oil & Gas *	5,971	245,408
Chevron	14,700	1,640,961
Comstock Resources	14,230	244,045
Contango Oil & Gas *	2,768	116,145
Delek US Holdings	3,730	113,019
Dril-Quip *	933	93,822
Emerald Oil *	26,820	205,709
EPL Oil & Gas *	2,498	67,121
Evolution Petroleum	15,311	201,493
Exxon Mobil	9,910	913,306
FMC Technologies *	15,000	741,600
Forum Energy Technologies *	3,301	82,921
Frank’s International	32,206	754,909
Gastar Exploration *	38,638	230,283
Goodrich Petroleum *	10,691	184,099
Green Plains Renewable Energy	17,100	380,988
Hallador Energy	10,100	77,366
Hercules Offshore *	13,316	66,314
Hess	5,800	437,842
Kodiak Oil & Gas *	21,604	229,218
Marathon Petroleum	6,500	565,825
Matrix Service *	11,000	289,080
McDermott International *	80,000	667,200
Murphy Oil	6,610	374,192
Nordic American Tankers	11,364	124,322
Northern Oil and Gas *	4,800	69,792
Occidental Petroleum	10,153	889,098
Oceaneering International	5,650	385,047
PDC Energy *	3,867	192,809
PostRock Energy *	5,407	6,651
QEP Resources	15,750	486,518
Renewable Energy Group *	3,300	33,033
Resolute Energy *	23,394	186,918
REX American Resources *	6,100	249,856
Rex Energy *	12,501	235,519
RigNet *	7,090	330,749

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
Rosetta Resources *	4,699	$200,224
Sanchez Energy *	4,587	126,097
Schlumberger	23,182	2,030,048
Scorpio Tankers	8,795	87,950
SemGroup, Cl A	1,870	115,491
Spectra Energy	11,937	429,135
Stone Energy *	2,713	83,967
Tesco *	2,100	44,352
Vaalco Energy *	32,015	192,730
Valero Energy	30,318	1,549,250
Warren Resources *	84,500	284,765
Western Refining	7,930	310,142
Whiting Petroleum *	3,850	224,763

		18,488,977

Financials — 6.9%
Acadia Realty Trust ‡	9,944	253,075
Access National	6,800	111,656
ACE	900	84,429
Alleghany *	300	111,699
Altisource Residential ‡	6,800	204,000
American Capital Agency ‡	17,994	376,974
American Equity Investment Life Holding	11,459	251,525
American Express	1,400	119,028
American International Group	36,900	1,769,724
American National Bankshares	3,100	72,075
American Realty Capital Properties ‡	9,600	132,864
Ameriprise Financial	5,400	570,456
Ameris Bancorp *	9,475	193,953
Annaly Capital Management ‡	11,627	125,223
Apollo Commercial Real Estate Finance ‡	9,200	154,744
Asta Funding *	5,900	48,380
Axis Capital Holdings	2,000	90,040
Bank of America	125,400	2,100,450
Bank of Commerce Holdings	14,400	90,576
Bank of Kentucky Financial	3,800	136,534
Banner	6,182	227,683
Bar Harbor Bankshares	4,018	153,046
Berkshire Hathaway, Cl B *	1,100	122,760
BofI Holding *	2,785	230,459
Boston Properties ‡	1,009	109,063
Brookfield Office Properties	4,900	91,599
C&F Financial	2,400	84,696
Calamos Asset Management, Cl A	16,500	189,255
Camden Property Trust ‡	1,423	87,970

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Capital Bank Financial, Cl A *	5,260	$121,243
Capital One Financial	39,000	2,753,790
Cedar Realty Trust ‡	37,000	233,470
Center Bancorp	15,500	275,125
Chubb	1,400	118,356
Cincinnati Financial	6,900	334,305
Citigroup	45,000	2,134,350
Citizens & Northern	4,200	82,236
City Holding	2,200	98,164
CNO Financial Group	30,189	511,402
Consumer Portfolio Services *	18,900	160,839
CoreSite Realty ‡	12,851	394,269
Crawford, Cl B	22,549	182,421
CYS Investments ‡	11,300	89,496
Dime Community Bancshares	6,400	104,576
Discover Financial Services	2,400	128,760
DuPont Fabros Technology ‡	11,000	285,890
Dynex Capital ‡	15,800	127,348
Eaton Vance	5,800	220,806
EMC Insurance Group	9,800	269,304
Employers Holdings	2,900	71,253
Enterprise Financial Services	14,200	264,404
Everest Re Group	1,689	244,500
FBR *	3,300	80,058
Federal Agricultural Mortgage, Cl C	6,100	186,904
Federated National Holding	14,442	191,068
Fidelity National Financial, Cl A	4,100	129,314
Fifth Third Bancorp	28,700	603,274
Financial Institutions	7,800	162,864
First Bancorp	4,900	83,251
First Business Financial Services	2,800	115,500
First Commonwealth Financial	21,900	179,799
First Community Bancshares	17,800	288,182
First Defiance Financial	10,500	270,060
First Financial	2,900	93,293
First Industrial Realty Trust ‡	18,053	309,789
First Potomac Realty Trust ‡	28,609	373,633
First Republic Bank	14,473	702,375
Flushing Financial	5,800	119,132
Gain Capital Holdings	12,900	114,681
GAMCO Investors, Cl A	600	48,474
Gladstone Investment	22,300	181,299
Hartford Financial Services Group	14,300	475,475
Hatteras Financial ‡	5,134	92,104
HCI Group	12,254	521,162

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Heartland Financial USA	1,200	$30,228
Heritage Commerce	21,592	172,952
Horizon Bancorp	7,600	169,176
Horizon Technology Finance	6,700	96,949
Hudson Pacific Properties ‡	16,392	356,198
Iberiabank	2,717	178,887
ICG Group *	26,044	494,576
Independence Holding	12,900	165,507
IntercontinentalExchange Group	10,310	2,152,625
International Bancshares	9,152	214,248
International. FCStone *	4,500	79,380
Invesco	10,650	354,112
JPMorgan Chase	32,500	1,799,200
Kansas City Life Insurance	2,200	103,774
KCG Holdings, Cl A *	1,700	18,802
KeyCorp	40,250	513,590
Kilroy Realty ‡	5,073	267,854
Lakeland Bancorp	6,700	75,509
Lincoln National	23,662	1,136,486
Loews	1,700	75,803
M&T Bank	3,200	356,832
Manning & Napier, Cl A	9,300	155,775
Marlin Business Services	8,529	216,381
McGraw Hill Financial	1,600	121,664
Meadowbrook Insurance Group	700	4,242
Medallion Financial	17,800	237,274
Medley Capital	11,267	155,372
Merchants Bancshares	4,600	137,080
MetLife	29,529	1,448,397
MGIC Investment *	12,361	104,945
MicroFinancial	9,000	69,210
MidWestOne Financial Group	5,497	135,116
Monarch Financial Holdings	4,600	52,946
Mortgage Investment Trust ‡	4,700	77,973
National Penn Bancshares	18,145	188,345
National Western Life Insurance, Cl A	500	109,075
Nelnet, Cl A	9,678	360,505
New York Community Bancorp	23,957	387,864
New York Mortgage Trust ‡	16,100	114,954
NewBridge Bancorp *	32,997	230,649
Northern Trust	8,500	511,870
Northrim BanCorp	2,000	48,040
NorthStar Realty Finance ‡	20,013	291,990
OceanFirst Financial	19,790	351,470
Ocwen Financial *	1,795	79,231
Orrstown Financial Services *	2,300	37,099

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Pacific Continental	7,300	$102,930
Pacific Premier Bancorp *	4,800	76,176
Park Sterling	25,484	172,017
PartnerRe	6,639	651,751
Pebblebrook Hotel Trust ‡	9,836	296,359
Peoples Bancorp	3,100	69,905
Plum Creek Timber ‡	2,000	86,140
Primerica	2,386	100,522
Protective Life	6,057	296,853
Provident Financial Holdings	11,200	168,560
PS Business Parks ‡	2,501	196,504
Raymond James Financial	15,350	781,468
Regional Management *	6,473	215,098
Regions Financial	40,900	415,953
Republic Bancorp, Cl A	2,600	60,034
Resource Capital ‡	15,100	88,939
Ryman Hospitality Properties ‡,	37,631	1,556,418
Sabra Health Care ‡	11,060	319,966
Signature Bank *	952	116,201
Solar Capital	5	111
Southside Bancshares	6,400	170,560
Southwest Bancorp	9,400	164,030
Sovran Self Storage ‡	2,800	190,148
Starwood Property Trust ‡	3,313	100,053
State Bank Financial	11,782	201,826
State Street	10,400	696,280
Sterling Financial	3,914	123,291
Strategic Hotels & Resorts ‡ *	27,192	253,157
Suffolk Bancorp *	3,000	57,840
Summit Hotel Properties ‡	27,700	246,807
SunTrust Banks	21,550	797,781
SVB Financial Group *	2,047	229,735
Synovus Financial	126,107	422,458
Teche Holding	2,400	179,880
Torchmark	1,400	105,210
Travelers	1,700	138,176
Tree.com *	9,248	300,098
Union First Market Bankshares	3,300	76,131
United Community Banks *	18,388	306,712
Universal Insurance Holdings	27,131	302,511
Univest Corp of Pennsylvania	7,900	148,362
Washingtion ‡	11,300	263,290
Washington Banking	17,577	312,695
Washington Trust Bancorp	3,000	98,820
West Bancorporation	10,300	152,337
Weyerhaeuser ‡	14,300	427,284
Wilshire Bancorp	25,357	252,556

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Wintrust Financial	6,036	$264,558
WR Berkley	2,400	93,024

		50,109,604

Health Care — 7.6%
Abbott Laboratories	19,203	703,982
AbbVie	18,283	900,072
ACADIA Pharmaceuticals *	4,429	103,196
Accuray *	35,803	381,302
AcelRx Pharmaceuticals *	11,303	129,080
Addus HomeCare *	4,700	111,108
Aegerion Pharmaceuticals *	1,186	71,136
Aetna	10,600	724,298
Agilent Technologies	7,750	450,663
Albany Molecular Research *	23,737	253,986
Alere *	300	11,370
Align Technology *	2,200	130,724
Allergan	6,000	687,600
Alliance HealthCare Services *	2,200	63,140
Alnylam Pharmaceuticals *	1,682	140,716
AMAG Pharmaceuticals *	6,700	143,849
Ambit Biosciences *	2,800	30,100
Amgen	4,400	523,380
AMN Healthcare Services *	12,947	195,629
Amsurg, Cl A *	1,100	45,925
Anika Therapeutics *	18,256	607,377
Antares Pharma *	30,725	146,866
Ariad Pharmaceuticals *	15,700	116,023
Array BioPharma *	15,100	72,631
ArthroCare *	2,956	134,143
AtriCure *	16,189	331,874
Auxilium Pharmaceuticals *	6,800	173,944
Baxter International	10,500	717,150
Becton Dickinson & Company	3,847	415,938
Biodel *	16,500	44,798
Biogen Idec *	10,360	3,238,950
BioTelemetry *	17,366	126,598
Boston Scientific *	28,000	378,840
Bristol-Myers Squibb	23,600	1,179,292
Cantel Medical	1,000	31,700
Capital Senior Living *	11,828	265,775
Cardinal Health	3,700	251,674
Cardiovascular Systems *	10,892	369,457
CareFusion *	23,447	955,934
Celgene *	10,913	1,658,012
Celldex Therapeutics *	29,926	771,492
Cempra *	7,501	89,187
Cerner *	12,400	705,436

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Charles River Laboratories International *	8,600	$486,158
Chimerix *	900	17,505
Cigna	4,600	397,026
CR Bard	3,892	504,364
Cross Country Healthcare *	14,400	155,520
Cubist Pharmaceuticals *	1,511	110,439
Cumberland Pharmaceuticals *	9,900	46,530
Cynosure, Cl A *	7,809	209,515
Digirad	31,600	110,600
Edwards Lifesciences *	13,314	867,008
Eli Lilly	16,335	882,253
Emergent Biosolutions *	8,700	208,191
Enanta Pharmaceuticals *	1,900	69,502
Endocyte *	2,070	24,571
Exactech *	5,400	120,312
Express Scripts Holding *	20,300	1,516,207
Five Star Quality Care *	38,021	206,454
Fluidigm *	1,100	49,632
Forest Laboratories *	6,500	430,950
Galectin Therapeutics *	3,400	46,614
Gentiva Health Services *	14,900	169,264
Geron *	25,300	127,006
Gilead Sciences *	81,053	6,536,925
Greatbatch *	3,500	148,785
Health Net *	900	29,601
HealthStream *	4,521	131,199
HeartWare International *	890	88,297
Henry Schein *	3,280	376,839
Hill-Rom Holdings	4,300	155,961
Horizon Pharma *	28,331	279,344
Hospira *	33,660	1,481,377
Icad *	22,196	250,371
Idera Pharmaceuticals *	13,700	63,568
Infinity Pharmaceuticals *	2,700	34,695
Insys Therapeutics *	6,800	400,044
Iridex *	12,800	108,416
Isis Pharmaceuticals *	4,565	233,089
Johnson & Johnson	16,420	1,452,677
Lannett *	17,481	617,429
LHC Group *	4,400	100,936
LipoScience *	1,100	4,697
MedAssets *	14,300	315,172
Medical Action Industries *	9,700	71,974
Medicines *	3,019	104,940
Medtronic	31,400	1,775,984
Merck	24,027	1,272,710

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
MWI Veterinary Supply *	846	$157,576
NanoString Technologies *	3,600	65,448
Natus Medical *	2,400	62,136
Nektar Therapeutics *	21,033	286,049
Novadaq Technologies *	27,031	553,865
Novavax *	27,900	151,776
NPS Pharmaceuticals *	50,033	1,790,181
OncoMed Pharmaceuticals *	2,200	66,374
Owens & Minor	2,794	96,784
Pacira Pharmaceuticals *	5,610	384,453
PDL BioPharma	33,300	303,030
Pfizer	22,200	674,880
PharMerica *	15,200	369,968
PhotoMedex *	17,700	246,207
Portola Pharmaceuticals *	4,700	125,349
Prestige Brands Holdings *	6,900	208,794
Progenics Pharmaceuticals *	43,624	208,523
Providence Service *	10,970	289,499
Puma Biotechnology *	130	15,367
Questcor Pharmaceuticals	5,000	335,050
Receptos *	1,835	73,125
Repligen *	27,848	431,087
Rockwell Medical *	14,971	153,602
Sciclone Pharmaceuticals *	23,700	111,390
Seattle Genetics *	2,477	111,118
Select Medical Holdings	58,300	629,640
Spectranetics *	9,031	234,987
St. Jude Medical	6,700	406,891
Staar Surgical *	15,414	253,098
Streamline Health Solutions *	19,216	116,065
SurModics *	8,529	207,937
TearLab *	18,953	126,796
United Therapeutics *	6,080	623,930
Vanda Pharmaceuticals *	3,400	45,288
Varian Medical Systems *	8,000	650,480
Vascular Solutions *	11,200	263,872
Ventrus Biosciences *	2,500	10,600
Waters *	4,372	473,356
WellCare Health Plans *	3,374	219,681
XOMA *	8,800	68,376
Zalicus *	15,500	22,785
Zeltiq Aesthetics *	4,400	90,156
Zimmer Holdings	6,600	620,202
Zoetis, Cl A	18,100	549,516

		54,260,285

Industrials — 5.6%
3M	1,103	141,394

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
AAR	1,100	$29,315
ACCO Brands *	13,800	80,178
Aceto	33,230	708,464
AGCO	22,800	1,215,924
Air Transport Services Group *	24,100	151,589
Alamo Group	1,900	95,418
Alaska Air Group	2,803	221,633
Allegiant Travel, Cl A	1,089	99,175
AMERCO	1,355	301,799
American Airlines Group *	37,100	1,244,705
AMETEK	3,600	177,912
Argan	2,500	71,025
Astronics *	6,843	414,515
Avis Budget Group *	6,642	250,470
Barrett Business Services	7,702	603,914
Blount International *	2,100	26,922
Brink’s	3,000	94,920
CAI International *	3,600	74,484
Caterpillar	5,600	525,896
CBIZ *	13,625	117,175
Ceco Environmental	15,411	239,487
Celadon Group	6,782	140,930
CH Robinson Worldwide	8,352	488,926
Cintas	2,000	114,140
CIRCOR International	400	28,808
Coleman Cable	5,600	146,944
Columbus McKinnon *	5,800	143,376
Comfort Systems USA	2,000	34,080
Consolidated Graphics *	1,100	71,324
Con-way	11,300	434,711
Courier	6,700	105,793
Covenant Transportation Group, Cl A *	14,600	127,896
Danaher	1,900	141,341
Deere	9,100	782,236
Delta Air Lines	9,413	288,132
Dover	5,100	441,456
Ducommun *	9,000	256,500
Dun & Bradstreet	4,125	453,750
DXP Enterprises *	2,670	256,427
Emerson Electric	1,600	105,504
EnerSys	1,100	74,866
Engility Holdings *	7,400	283,494
Equifax	1,700	119,102
Esterline Technologies *	2,695	277,450
Expeditors International of Washington	7,855	320,955
FedEx	18,024	2,402,960

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Flow International *	20,000	$80,800
Generac Holdings	1,300	62,569
General Dynamics	1,100	111,441
General Electric	4,700	118,111
Global Brass & Copper Holdings	7,600	131,404
GP Strategies *	9,454	262,349
Greenbrier *	7,600	278,844
Hawaiian Holdings *	32,700	332,232
Hertz Global Holdings *	14,500	377,290
Huntington Ingalls Industries	1,600	152,032
Hurco	2,363	61,249
Huron Consulting Group *	300	19,872
Hyster-Yale Materials Handling	2,382	204,280
Insteel Industries	1,000	18,630
John Bean Technologies	3,700	114,219
Kadant	5,849	210,038
Kelly Services, Cl A	6,384	153,088
Kimball International, Cl B	7,700	114,499
Korn *	1,100	25,806
L-3 Communications Holdings, Cl 3	8,091	898,667
LB Foster, Cl A	4,600	198,076
Leidos Holdings *	1,675	75,944
LMI Aerospace *	9,600	132,480
Lockheed Martin	14,331	2,162,691
LS Starrett, Cl A	4,684	74,944
Lydall *	6,200	109,554
Manitex International *	19,730	276,615
Manpowergroup	5,300	412,870
MSC Industrial Direct, Cl A	6,450	541,929
Mueller Industries	1,853	115,331
Multi-Color	500	17,980
MYR Group *	10,111	253,483
Nielsen Holdings	10,800	456,732
NN	21,736	384,510
Norfolk Southern	5,600	518,504
Northrop Grumman	1,600	184,880
Orion Energy Systems *	13,100	86,329
Pall	5,250	420,525
Park-Ohio Holdings *	18,647	891,327
Patrick Industries *	9,231	332,316
Pentair	18,066	1,342,846
Polypore International *	13,000	430,950
PowerSecure International *	18,908	364,924
Precision Castparts	801	204,055
Quality Distribution *	23,464	322,630
Raytheon	2,622	249,274

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
RBC Bearings *	2,094	$135,775
Regal-Beloit	3,129	231,828
Republic Airways Holdings *	14,600	143,226
Rockwell Automation	1,200	137,808
Roper Industries	1,533	210,389
RPX *	5,100	82,722
Safe Bulkers	11,800	115,522
Saia *	18,037	607,125
SL Industries *	3,400	88,468
Southwest Airlines	18,800	393,860
Sparton *	8,015	223,378
Spirit Airlines *	11,925	559,283
Stericycle *	3,817	446,818
Swift Transportation, Cl A *	3,600	78,480
Sypris Solutions	6,800	20,332
Tennant	3,553	227,854
Timken	3,495	196,873
Trex Company *	400	28,132
Trinity Industries	4,872	283,696
Triumph Group	1,626	111,251
Tyco International	15,850	641,766
UniFirst	4,011	424,364
Union Pacific	600	104,544
United Parcel Service, Cl B	9,078	864,498
United Technologies	1,586	180,836
Universal Truckload Services	2,200	63,822
Verisk Analytics, Cl A *	18,314	1,169,532
Versar *	14,928	72,998
Wabash National *	3,800	52,098
Waste Management	7,000	292,460
Watsco	1,068	101,054
Werner Enterprises	20,000	521,200
WESCO International *	2,729	226,398
West	100	2,312
WW Grainger	824	193,211
Xerium Technologies *	33,961	569,186
XPO Logistics *	9,145	227,893
Xylem	21,500	717,240

		39,964,766

Information Technology — 10.1%
Activision Blizzard	8,500	145,605
Akamai Technologies *	17,500	834,400
Alliance Fiber Optic Products	11,798	185,819
Alpha & Omega Semiconductor *	10,900	79,134
Amdocs	13,200	571,032
American Software, Cl A	1,500	15,120
Amphenol, Cl A	1,500	130,320

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
AOL *	8,023	$369,700
Apple	9,154	4,582,492
ARRIS Group *	5,000	129,500
Aruba Networks *	5,000	98,550
Aspen Technology *	2,882	131,333
Atmel *	29,070	243,025
Autobytel *	26,999	401,745
Automatic Data Processing	8,130	622,758
Avnet	2,600	106,782
AVX	14,500	187,340
Bel Fuse, Cl B	13,340	255,728
Black Box	7,300	200,093
Blucora *	8,800	225,368
Brightcove *	19,524	209,688
Cabot Microelectronics *	2,737	110,356
CalAmp *	16,125	475,365
Cascade Microtech *	22,997	236,869
Cavium *	42,870	1,593,478
Checkpoint Systems *	4,500	60,030
Cirrus Logic *	12,100	211,871
Cisco Systems	37,600	823,816
Citrix Systems *	17,915	968,664
Cognizant Technology Solutions, Cl A *	8,037	778,946
Compuware	7,841	79,508
Comverse *	7,900	284,716
Constant Contact *	5,900	159,359
Corning	39,300	676,353
Cree *	8,846	534,475
CUI Global *	13,370	117,790
Daktronics	7,600	111,036
Datawatch *	5,532	154,896
EchoStar, Cl A *	39,500	1,857,685
eGain *	17,777	170,303
Endurance International Group Holdings *	8,100	92,988
ePlus *	11,610	626,243
Euronet Worldwide *	7,017	300,749
Evolving Systems	10,687	104,305
Extreme Networks *	33,100	242,292
Fabrinet *	5,300	97,891
Facebook, Cl A *	82,118	5,138,123
FactSet Research Systems	2,300	243,271
Fidelity National Information Services	3,100	157,170
FireEye *	9,990	729,170
First Solar *	7,000	354,060
Fiserv *	2,600	145,730

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
FLIR Systems	4,300	$136,396
FormFactor *	24,868	160,150
Global Cash Access Holdings *	15,900	134,832
Google, Cl A *	5,698	6,729,167
Hackett Group	31,100	183,490
Harris	4,000	277,360
IAC	7,850	549,814
IEC Electronics *	13,800	54,510
iGATE *	8,300	280,125
Information Services Group *	50,081	271,439
Insight Enterprises *	1,700	35,870
Integrated Silicon Solution *	9,000	105,930
Intel	103,957	2,551,105
Internap Network Services *	37,052	301,974
International Business Machines	6,594	1,165,028
Intuit	4,000	293,000
Itron *	15,000	605,700
j2 Global	1,802	81,721
Jabil Circuit	34,000	610,980
Juniper Networks *	38,000	1,011,180
Key Tronic *	10,900	114,450
Kulicke & Soffa Industries *	19,500	226,980
Lattice Semiconductor *	1,300	7,514
Lexmark International, Cl A	11,500	450,685
LinkedIn, Cl A *	8,680	1,868,023
LSI	26,700	294,501
MasterCard, Cl A	2,560	193,741
MAXIMUS	1,984	84,062
MaxLinear, Cl A *	27,148	278,538
Measurement Specialties *	2,450	135,167
Methode Electronics	8,334	280,522
Microchip Technology	6,200	278,132
Micron Technology *	48,471	1,116,772
Microsemi *	4,883	114,457
Microsoft	46,000	1,741,100
MoneyGram International *	12,100	223,850
Motorola Solutions	8,009	510,974
Netscout Systems *	1,000	35,320
NetSol Technologies *	12,000	66,840
NeuStar, Cl A *	4,142	140,372
Nuance Communications *	46,000	705,180
NVIDIA	35,500	557,350
OmniVision Technologies *	7,000	107,730
Oracle	93,412	3,446,903
Park City Group *	16,394	144,103
Paychex	14,050	587,571
PC Connection	17,700	362,142

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
PCM *	11,779	$117,790
PDF Solutions *	15,105	357,988
Pegasystems	5,600	254,464
Perficient *	8,400	172,452
Photronics *	30,600	253,980
Plantronics	2,157	92,600
Progress Software *	7,748	187,269
PTC *	21,300	759,984
QUALCOMM	8,221	610,163
QuinStreet *	500	4,135
Saba Software *	17,111	219,021
Salesforce.com *	33,990	2,057,415
Sanmina *	7,500	125,400
Science Applications International	957	35,418
Seachange International *	32,312	386,451
ServiceNow *	28,360	1,798,875
ShoreTel *	29,483	227,019
Skyworks Solutions *	8,895	269,074
Speed Commerce *	60,782	243,128
SS&C Technologies Holdings *	2,600	100,932
Stamps.com *	3,900	153,894
SunEdison *	10,080	140,213
SunPower, Cl A *	2,907	94,071
Super Micro Computer *	3,600	74,016
Synaptics *	1,860	108,550
SYNNEX *	3,825	214,774
Synopsys *	9,350	372,691
Take-Two Interactive Software *	3,500	67,130
TeleCommunication Systems, Cl A *	37,000	83,990
Telenav *	1,900	12,350
TeleTech Holdings *	4,416	96,357
Teradata *	17,797	731,813
Tessco Technologies	2,200	73,238
TiVo *	15,000	185,850
Total System Services	3,900	116,532
Travelzoo *	1,800	40,104
Ubiquiti Networks *	2,200	90,640
Ultra Clean Holdings *	5,200	59,436
Unisys *	26,500	908,155
United Online	11,185	135,450
Verint Systems *	13,552	615,803
VeriSign *	9,853	578,864
Visa, Cl A	526	113,316
Wayside Technology Group	5,374	75,827
Web.com Group *	3,900	131,820
Westell Technologies, Cl A *	39,563	148,361

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Workday, Cl A *	23,100	$2,068,374
XO Group *	10,534	127,777
Xyratex	8,200	108,322
Yelp, Cl A *	1,440	109,368
Zebra Technologies, Cl A *	7,000	384,720
Zhone Technologies *	29,365	120,690
Zix *	44,392	199,320

		73,791,164

Materials — 1.8%
Air Products & Chemicals	4,118	432,967
Airgas	3,575	369,083
Alcoa	61,000	702,110
Ashland	1,283	119,075
Balchem	2,135	116,400
Ball	2,000	102,380
Berry Plastics Group *	1,900	42,370
Cabot	2,687	130,776
Calgon Carbon *	5,565	113,025
Core Molding Technologies *	8,400	102,900
Crown Holdings *	2,400	98,640
Ecolab	2,484	249,741
Ferro *	3,100	38,998
FMC	20,510	1,448,621
Friedman Industries	5,600	46,648
FutureFuel	9,700	158,692
Graphic Packaging Holding *	28,200	267,900
Handy & Harman *	600	11,712
Hecla Mining	65,434	198,265
Huntsman	41,900	918,448
International Flavors & Fragrances	4,173	361,716
Kaiser Aluminum	2,647	184,787
Louisiana-Pacific *	2,700	47,331
Material Sciences *	10,100	127,967
Materion	5,100	135,507
Minerals Technologies	2,336	120,725
Monsanto	21,005	2,238,083
Myers Industries	7,000	134,050
Neenah Paper	7,100	308,424
Noranda Aluminum Holding	11,700	38,142
Olympic Steel	1,700	47,073
OMNOVA Solutions *	22,000	198,880
PH Glatfelter	900	27,891
Praxair	4,032	502,871
Quaker Chemical	200	13,822
Schweitzer-Mauduit International	4,601	212,244

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Materials (continued)
Sealed Air	7,800	$243,282
Sensient Technologies	8,395	410,684
Sherwin-Williams	4,020	736,705
Sigma-Aldrich	9,470	880,426
Stepan	1,631	103,389
Worthington Industries	4,400	178,376

		12,921,126

Telecommunication Services — 1.1%
8x8 *	25,073	254,240
AT&T	50,796	1,692,523
Crown Castle International ‡ *	3,421	242,754
Fairpoint Communications *	7,000	89,670
Frontier Communications	15,091	70,927
IDT, Cl B	3,300	56,100
inContact *	36,274	318,486
Inteliquent	21,200	245,920
Iridium Communications *	37,400	237,116
Level 3 Communications *	70,150	2,251,815
NTELOS Holdings	18,200	298,662
Premiere Global Services *	13,700	149,330
Shenandoah Telecommunications	1,100	27,610
Verizon Communications	26,445	1,269,889
Vonage Holdings *	61,100	281,671
Windstream Holdings	11,031	82,512

		7,569,225

Utilities — 1.6%
ALLETE	1,974	98,661
Alliant Energy	6,514	338,468
Ameren	11,947	452,075
American Electric Power	7,537	367,881
American Water Works	14,650	623,650
Avista	3,612	104,134
Black Hills	4,827	264,664
Chesapeake Utilities	5,364	315,671
CMS Energy	3,900	108,381
Consolidated Edison	1,300	70,733
Consolidated Water	4,700	60,442
Dominion Resources	9,100	617,981
DTE Energy	7,229	493,162
Duke Energy	10,176	718,629
Edison International	2,000	96,320
El Paso Electric	2,836	103,315
Empire District Electric	4,316	99,052
Entergy	1,757	110,744
Exelon	3,585	103,965
IDACORP	2,272	119,803

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Utilities (continued)
Integrys Energy Group	1,300	$70,642
Laclede Group	2,528	116,010
MDU Resources Group	11,605	371,824
MGE Energy	1,868	106,364
New Jersey Resources	2,196	100,138
NextEra Energy	6,400	588,352
NiSource	16,750	575,698
Northeast Utilities	12,900	565,020
Northwest Natural Gas	2,328	96,752
NorthWestern	2,149	97,156
PG&E	1,607	67,735
Pinnacle West Capital	1,500	78,945
PNM Resources	8,026	197,841
Portland General Electric	7,078	213,614
PPL	3,100	94,767
Public Service Enterprise Group	3,900	130,026
Questar	19,600	457,072
SCANA	5,052	238,808
Sempra Energy	5,031	466,424
South Jersey Industries	1,802	96,119
Southern	4,492	185,250
UIL Holdings	2,590	100,155
UNS Energy	2,031	121,616
WGL Holdings	2,257	85,269
Wisconsin Energy	10,500	448,035
Xcel Energy	13,834	399,941

		11,337,304

		331,773,664

Total Common Stock (Cost $568,492,631)		667,326,601

REGISTERED INVESTMENT COMPANIES — 3.4%
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	593	30,077

EXCHANGE TRADED FUNDS — 0.1%
iShares MSCI Frontier 100 Fund	6,831	230,888
Market Vectors Vietnam ETF	8,283	174,523
SPDR Gold Trust	370	44,433

		449,844

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
OPEN-END FUND — 3.3%
Oakmark International Small Cap Fund, Cl I	1,419,819	$23,909,745

Total Registered Investment Companies (Cost $18,901,153)		24,389,666

PREFERRED STOCK — 0.6%
BRAZIL — 0.4%
Braskem*	37,800	291,028
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	5,600	216,737
Cia Energetica de Minas Gerais	21,969	126,809
Cia Energetica de Sao Paulo, Cl Preference	17,400	166,339
Gerdau	42,500	302,031
Itausa - Investimentos Itau	34,000	118,628
Petroleo Brasileiro, Cl Preference	64,100	390,457
Telefonica Brasil	7,200	136,855
Usinas Siderurgicas de Minas Gerais*	40,800	201,189
Vale, Cl A	60,500	752,098
Whirlpool	11,900	20,168

		2,722,339

COLOMBIA — 0.0%
Cementos Argos, Cl Preference	37,037	156,531

GERMANY — 0.1%
Henkel & KGaA	1,210	131,175
Jungheinrich	2,515	183,304
Volkswagen	562	142,537

		457,016

PHILIPPINES — 0.0%
Emperador*	475,700	118,717

SOUTH KOREA — 0.1%
Hyundai Motor	3,700	446,696
Samsung Electronics, Cl Preference	189	166,559

		613,255

Total Preferred Stock (Cost $4,472,116)		4,067,858

EQUITY LINKED NOTES * — 0.4%
HSBC
(convertible into Asain Paints)
03/10/16	11,788	89,673

EQUITY LINKED NOTES — continued
	Shares/ Number of Rights	Value
(convertible into Axis Bank)
03/10/16	$7,170	$126,654
(convertible into Bajaj Auto)
11/16/15	6,100	186,669
(convertible into Coal India)
12/15/15	27,170	106,547
(convertible into Hero Motorcorp)
12/15/15	2,960	94,223
(convertible into Hindustan Unilever)
03/10/16	43,540	395,652
(convertible into ICICI Bank)
08/01/16	9,790	151,997
(convertible into Idea Cellular)
03/10/16	37,930	84,868
(convertible into ITC)
09/15/16	48,810	252,411
(convertible into LIC Housing Finance)
10/28/16	29,298	89,942
(convertible into Mahindra & Mahindra GDR)
06/30/16	12,640	174,770
(convertible into Oil and Natural Gas)
03/10/16	36,000	156,114
(convertible into Petronet LNG)
10/28/16	48,089	80,366
(convertible into Reliance Capital)
10/28/16	17,060	86,482
(convertible into Reliance Industries)
10/28/16	27,311	358,954
(convertible into Tata Consultancy Services)
09/15/16	17,480	617,551
(convertible into Ultratech Cement)
03/10/16	3,170	85,154
(convertible into Unitech)
06/30/16	336,360	64,581
(convertible into UPL)
10/28/16	40,166	119,980

Total Equity Linked Notes (Cost $3,478,640)		3,322,588

RIGHTS * — 0.0%
Banco Popular	25,096	1,388
Gemina SPA	4,433	437
IOI, Expires 02/28/14	14,738	—

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

RIGHTS — continued
	Number of Rights/ Shares	Value
Power Assests Holdings	11,250	$—
Raiffeisen Bank, Expires 02/11/14 (Cost $–)	58,427	1,825

SHORT-TERM INVESTMENT (B) — 3.0%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $21,592,408)	21,592,408	21,592,408

Total Investments— 100.1% (Cost $616,936,948) @		$720,700,946

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
02/10/14	EUR	2,982,100	USD	3,969,706	$(52,386)
3/19/14-4/3/14	CHF	2,196,900	USD	2,381,507	(42,561)
5/8/14	AUD	1,256,700	USD	1,183,070	90,401
5/8/14	USD	248,686	AUD	274,400	(10,102)

					$(14,648)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Depreciation
State Street Bank	(7,787,515)	7,772,867	$(14,648)

			$(14,648)

For the period ended January 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $719,688,097.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	The rate reported is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The following is a list of inputs used as of January 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Argentina	$427,968	$-	$-	$427,968
Australia	7,107,275	-	-	7,107,275
Austria	2,234,500	-	-	2,234,500
Belgium	5,454,977	-	-	5,454,977
Bermuda	119,089	-	-	119,089
Brazil	7,887,623	-	-	7,887,623
Canada	19,622,281	-	-	19,622,281
Cayman Islands	636,705	-	-	636,705
Chile	1,709,591	-	-	1,709,591
China	2,403,896	12,209,449	-	14,613,345
Czech Republic	616,141	-	-	616,141
Denmark	4,536,923	-	-	4,536,923
Finland	2,894,878	-	-	2,894,878
France	19,295,187	-	-	19,295,187
Germany	16,879,602	-	-	16,879,602
Greece	1,164,315	-	-	1,164,315
Hong Kong	4,233,305	12,987,546	-	17,220,851
India	4,934,858	-	-	4,934,858
Indonesia	130,300	3,897,784	-	4,028,084
Ireland	5,827,861	-	-	5,827,861
Israel	2,837,829	1,711,461	-	4,549,290
Italy	7,805,067	-	-	7,805,067
Japan	37,814,372	-	-	37,814,372
Kenya	121,407	-	-	121,407
Luxembourg	404,713	-	-	404,713
Malaysia	156,097	4,677,735	-	4,833,832
Mexico	8,684,775	-	-	8,684,775
Netherlands	15,274,573	-	-	15,274,573
New Zealand	777,724	-	-	777,724
Norway	3,061,461	-	-	3,061,461
Panama	2,327,709	-	-	2,327,709
Peru	361,461	-	-	361,461
Philippines	94,045	2,709,310	-	2,803,355
Poland	2,576,497	-	-	2,576,497
Portugal	928,345	-	-	928,345
Puerto Rico	397,308	-	-	397,308
Qatar	212,946	-	-	212,946
Russia	5,516,699	-	-	5,516,699
Singapore	2,983,958	4,327,670	-	7,311,628
South Africa	5,791,597	-	-	5,791,597
South Korea	1,656,958	12,727,146	-	14,384,104
Spain	3,687,247	-	-	3,687,247
Sweden	4,861,242	-	-	4,861,242
Switzerland	20,705,282	-	-	20,705,282
Taiwan	1,890,968	6,999,668	-	8,890,636
Thailand	4,376,409	-	-	4,376,409
Turkey	2,427,979	-	-	2,427,979
United Kingdom	27,453,225	-	-	27,453,225
United States	331,773,664	-	-	331,773,664
Registered Investment Companies	24,389,666	-	-	24,389,666
Preferred Stock
Brazil	2,722,339	-	-	2,722,339
Columbia	156,531	-	-	156,531
Germany	457,016	-	-	457,016
Philippines	-	118,717	-	118,717
South Korea	-	613,255	-	613,255
Equity Linked Notes	-	3,322,588	-	3,322,588
Rights	1,825	-	-	1,825
Short-Term Investment	21,592,408	-	-	21,592,408

Total Investments in Securities	$654,398,617	$66,302,329	$-	$720,700,946

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts* - Appreciation	$-	$90,401	$-	$90,401
Forward Foreign Currency Contracts* - Depreciation	-	(105,049)	-	(105,049)

Total Other Financial Instruments	$-	$(14,648)	$-	$(14,648)

* Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2014
(unaudited)

For the period ended January 31, 2014, there were no Level 3 securities.

† Represents securities trading outside the United States, the values of which were adjusted from their last closing price due to their markets being closed on January 31, 2014.

@ At January 31, 2014, the tax basis cost of the Fund’s investments was $616,936,948, and the unrealized appreciation and depreciation were $121,115,583 and $(17,351,585), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 48.3%
	Shares	Value
OPEN-END FUNDS — 48.3%
AllianzGI Convertible Fund, Cl I	1,063,253	$37,022,454
PIMCO Emerging Local Bond Fund, Cl I	3,834,792	33,976,259

		70,998,713

Total Registered Investment Companies (Cost $72,297,894)		70,998,713

COMMON STOCK — 25.4%
ENERGY — 23.8%
American Midstream Partners LP (A)	12,624	334,662
Arc Logistics Partners	17,533	368,368
Boardwalk Pipeline Partners LP (A)	57,747	1,421,731
Buckeye Partners LP (A)	24,816	1,811,320
Compressco Partners LP (A)	5,344	118,477
Crestwood Midstream Partners LP (A)	94,816	2,190,249
Crosstex Energy LP (A)	66,468	1,826,541
Delek Logistics Partners LP (A)	1,432	46,597
Dynagas LNG Partners	8,401	179,613
Enbridge Energy Management LLC (A)	103,904	2,934,249
Energy Transfer Equity LP (A)	17,884	746,121
Energy Transfer Partners LP (A)	55,308	3,070,147
Exterran Partners LP (A)	53,179	1,590,052
Global Partners LP (A)	21,460	864,194
Golar LNG Partners LP (A)	5,780	176,001
Holly Energy Partners LP (A)	10,582	342,434
KNOT Offshore Partners LP (A)	3,645	97,686
Lehigh Gas Partners LP (A)	15,271	433,849
Martin Midstream Partners LP (A)	32,211	1,398,602
Midcoast Energy Partners LP	37,077	778,617
NGL Energy Partners LP (A)	18,500	647,315
North Atlantic Drilling *	18,593	167,709
NuStar Energy LP (A)	21,795	1,078,853
Plains All American Pipeline LP (A)	4,137	208,877
PVR Partners LP (A)	55,857	1,566,230
Regency Energy Partners LP (A)	62,308	1,709,108
Southcross Energy Partners LP (A)	17,768	316,981
Sprague Resources	5,710	104,607
Summit Midstream Partners LP (A)	14,231	540,920
Targa Resources Partners LP (A)	6,599	346,514
TC Pipelines LP (A)	40,996	1,907,134

COMMON STOCK — continued
	Shares/ Face Amount	Value
ENERGY (continued)
Teekay LNG Partners LP (A)	29,562	$1,196,374
Teekay Offshore Partners	21,823	686,988
Transmontaigne Partners LP (A)	6,482	284,171
USA Compression Partners LP (A)	30,651	836,772
Williams Partners LP (A)	53,541	2,682,404

		35,010,467

FINANCIALS — 0.1%
Annaly Capital Management ‡	12,000	129,240
Omega Healthcare Investors ‡	3,000	95,820

		225,060

MATERIALS — 0.2%
CVR Partners LP	7,700	136,829
Terra Nitrogen LP	850	133,569

		270,398

UTILITIES — 1.3%
AmeriGas Partners LP (A)	17,020	729,477
Ferrellgas Partners LP (A)	19,009	465,531
Suburban Propane Partners LP (A)	14,730	652,539

		1,847,547

Total Common Stock (Cost $33,218,324)		37,353,472

CORPORATE OBLIGATIONS — 21.3%
CONSUMER DISCRETIONARY — 4.3%
Ancestry.com
11.000%, 12/15/20	$500,000	585,000
Ancestry.com
9.625%, 10/15/18 (B)	250,000	260,625
Beverages & More
10.000%, 11/15/18 (B)	150,000	151,500
Churchill Downs
5.375%, 12/15/21 (B)	250,000	252,500
Cirsa Funding Luxembourg
8.750%, 05/15/18 (B)	500,000	681,098
Europcar Groupe MTN
11.500%, 05/15/17 (B)	250,000	385,225
Live Nation Entertainment
7.000%, 09/01/20 (B)	500,000	542,500
MGM Resorts International
7.750%, 03/15/22	750,000	843,750
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/17 (B)	750,000	821,250
Servicios Corporativos Javer
9.875%, 04/06/21 (B)	500,000	506,250
Station Casinos
7.500%, 03/01/21	500,000	532,500

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2014
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Wynn Las Vegas LLC
5.375%, 03/15/22	$750,000	$763,125

		6,325,323

CONSUMER STAPLES — 1.7%
Constellation Brands
4.250%, 05/01/23	1,000,000	945,000
Simmons Foods
10.500%, 11/01/17	750,000	806,250
Southern Graphics
8.375%, 10/15/20 (B)	750,000	783,750

		2,535,000

ENERGY — 0.2%
Saratoga Resources
12.500%, 07/01/16	250,000	232,500

FINANCIALS — 2.6%
Emma Delta Finance
12.000%, 10/15/17 (B)	1,000,000	1,534,156
Gala Electric Casinos
11.500%, 06/01/19 (B)	200,000	350,972
Intralot Finance Luxembourg
9.750%, 08/15/18 (B)	350,000	515,122
Moto Finance
10.250%, 03/15/17 (B)	250,000	442,825
MPT Operating Partnership MTN
5.750%, 10/01/20 ‡	400,000	570,504
TMX Finance LLC
8.500%, 09/15/18(B)	400,000	428,000

		3,841,579

HEALTH CARE — 2.7%
DaVita HealthCare Partners
5.750%, 08/15/22	1,000,000	1,023,750
HCA
4.750%, 05/01/23	700,000	685,125
Kindred Healthcare
8.250%, 06/01/19	850,000	911,625
LifePoint Hospitals
5.500%, 12/01/21 (B)	350,000	356,125
Tenet Healthcare
4.500%, 04/01/21	1,000,000	968,750

		3,945,375

INDUSTRIALS — 4.8%
ADS Tactical
11.000%, 04/01/18 (B)	800,000	760,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Alliant Techsystems
5.250%, 10/01/21(B)	$350,000	$352,625
BE Aerospace
5.250%, 04/01/22	350,000	352,625
Ceridian HCM Holding
11.000%, 03/15/21(B)	550,000	624,937
CMA CGM
8.875%, 04/15/19(B)	400,000	531,391
DigitalGlobe
5.250%, 02/01/21	1,000,000	982,500
Ducommun
9.750%, 07/15/18	750,000	840,000
Fly Leasing
6.750%, 12/15/20	500,000	506,250
Sensata Technologies BV
4.875%, 10/15/23(B)	850,000	807,500
United Continental Holdings
6.375%, 06/01/18	250,000	262,813
United Continental Holdings
6.000%, 12/01/20	200,000	201,000
US Airways Group
6.125%, 06/01/18	750,000	774,375

		6,996,016

INFORMATION TECHNOLOGY — 0.5%
Activision Blizzard
5.625%, 09/15/21(B)	300,000	310,500
Interface Security Systems Holdings
9.250%, 01/15/18(B)	500,000	500,000

		810,500

MATERIALS — 1.5%
Crown Americas
4.500%, 01/15/23	600,000	568,500
LSB Industries
7.750%, 08/01/19(B)	750,000	795,000
Sealed Air
6.500%, 12/01/20(B)	750,000	808,125

		2,171,625

TELECOMMUNICATION SERVICES — 2.1%
Griffey Intermediate
7.000%, 10/15/20(B)	1,000,000	780,000
Ono Finance II PLC
11.125%, 07/15/19(B)	400,000	599,253
Univision Communications
6.750%, 09/15/22(B)	750,000	823,125
Virgin Media Finance LLC
6.375%, 04/15/23(B)	850,000	867,000

		3,069,378

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2014
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
UTILITIES — 0.9%
Calpine
7.875%, 01/15/23 (B)	$598,000	$659,295
Mirant Americas
9.125%, 05/01/31	750,000	716,250

		1,375,545

Total Corporate Obligations (Cost $30,924,128)		31,302,841

PREFERRED STOCK — 1.2%
UNITED STATES — 1.2%
Continental Air 6.000%	16,000	807,501
NGL Energy Partners LP PIPE (B) (F)	11,000	365,860
Southcross Energy LLC (B) (F)	18,556	303,762
Teekay Offshore Partners LP, 7.25%	13,000	323,700

		1,800,823

Total Preferred Stock (Cost $1,722,110)		1,800,823

CONVERTIBLE BONDS — 0.9%
Annaly Capital Management
5.000%, 05/15/15	350,000	357,219

AuRico Gold
3.500%, 10/01/16	400,000	388,250

Pescanova
8.750%, 02/17/19 (C)	400,000	75,528

REXLot Holdings
6.000%, 09/28/16	900,000	233,004

Titan Machinery
3.750%, 05/01/19	250,000	213,906

Total Convertible Bonds (Cost $1,175,956)		1,267,907

SOVEREIGN DEBT — 0.5%
Hellenic Republic Government Bond
3.000%, 02/24/15(C)	250,000	224,897

Mexican Bonos
5.000%, 06/15/17	7,000,000	528,527

Total Sovereign Debt (Cost $743,748)		753,424

LOAN PARTICIPATIONS — 0.4%
	Face Amount/ Shares	Value
NARTC Bank Loan
10.586%, 07/13/20	$400,000	$402,000
6.836%, 01/13/20	198,824	197,829
0.000%, 01/13/20 (E)	1,176	1,171

Total Loan Participations (Cost $590,002)		601,000

SHORT-TERM INVESTMENT (D) — 1.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $1,971,102)	1,971,102	1,971,102

Total Investments— 99.3% (Cost $142,643,264) @		$146,049,282

The open futures contracts held by the Fund at January 31, 2014, were as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
British Currency	(8)	Mar-2014	$(4,620)
Euro	(34)	Mar-2014	109,566

			$104,946

For the period ended January 31, 2014, the total amount of all open futures contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $147,136,677.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Securities considered Master Limited Partnerships. At January 31, 2014, these securities amounted to $34,572,112 or 23.5% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds - The rate reflected on the Schedule of Investments was the effective yield on January 31, 2014. The coupon on a step bond changes on a specified date.
(D)	The rate reported is the 7-day effective yield as of January 31, 2014.
(E)	Unfunded bank loan. Interest rate not available
(F)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The fair value of such securities as of January 31, 2014 was $669,622 and represented 0.5% of net assets.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PIPE — Private Investment in Public Entity

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2014
(unaudited)

PLC — Public Limited Company

The following is a list of inputs used as of January 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$70,998,713	$-	$-	$70,998,713
Common Stock	37,353,472	-	-	37,353,472
Corporate Obligations	-	31,302,841	-	31,302,841
Preferred Stock	1,131,201	669,622	-	1,800,823
Convetible Bonds	-	1,267,907	-	1,267,907
Sovereign Debt	-	753,424	-	753,424
Loan Participations	-	601,000	-	601,000
Short-Term Investment	1,971,102	-	-	1,971,102

Total Investments in Securities	$111,454,488	$34,594,794	$-	$146,049,282

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* - Apprecia- tion	$109,566	$-	$-	$109,566
Futures Contracts* -Depreciation	(4,620)	-	-	(4,620)

Total Other Financial Instruments	$104,946	$-	$-	$104,946

* Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2014, there were no Level 3 securities.

@ At January 31, 2014, the tax basis cost of the Fund’s investments was $142,643,264, and the unrealized appreciation and depreciation were $10,434,797 and $(7,028,779), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 70.2%
	Shares	Value
OPEN-END FUNDS — 72.4%
AQR Managed Futures Strategy Fund, Cl I	7,091,079	$72,754,466
AQR Multi-Strategy Alternative Fund, Cl I	12,454,262	120,183,624
AQR Risk Parity Fund, Cl I	3,437,240	36,606,608
PIMCO All Asset All Authority Fund, Cl I	3,674,766	36,122,949

		265,667,647

Total Registered Investment Companies (Cost $271,267,860)		265,667,647

COMMON STOCK — 23.1%
AUSTRALIA — 0.1%
BHP Billiton ADR (A)	6,640	424,628

AUSTRIA — 0.1%
Erste Group Bank	8,648	314,976

BELGIUM — 0.1%
Anheuser-Busch InBev ADR (A)	1,650	158,219

BERMUDA — 0.0%
Maiden Holdings (A)	6,932	76,113

BRAZIL — 0.1%
Gafisa ADR	53,900	137,445
Linx	14,491	263,309

		400,754

BRITISH VIRGIN ISLANDS — 0.2%
Atlas Mara -Nvest Limited *	62,340	701,325

CANADA — 0.5%
Advantage Oil & Gas * (A)	17,600	71,632
Augusta Resource *	29,990	53,982
Canadian Pacific Railway (A)	5,260	796,785
Caracal Energy *	24,594	176,477
Cott	17,300	135,978
MDC Partners, Cl A (A)	2,900	69,687
Methanex	5,000	299,600
North American Energy Partners * (A)	25,061	151,368
Silvercrest Mines *	9,624	17,801

		1,773,310

CHINA — 0.2%
Baidu ADR *	980	153,370
JinkoSolar Holding ADR * (A)	5,621	163,852
PetroChina, Cl H	172,070	165,877
Shanda Games ADR * (A)	14,800	95,460

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Sungy Mobile ADR *	5,100	$102,204

		680,763

GERMANY — 0.0%
Bayer	677	89,381

GREECE — 0.0%
Star Bulk Carriers * (A)	5,216	61,810

HONG KONG — 0.2%
AIA Group	48,190	222,134
Louis XIII Holdings	426,472	488,094
Michael Kors Holdings *	2,020	161,459

		871,687

IRELAND — 0.3%
Actavis *	1,500	283,470
Alkermes PLC *	1,300	63,284
Covidien PLC (A)	1,530	104,407
Eaton (A)	3,460	252,891
Perrigo	870	135,424
Prothena PLC *	2,320	71,781
Providence Resources *	10,780	40,316

		951,573

ISRAEL — 0.2%
Orbotech * (A)	30,912	420,094
Stratasys *	850	102,476

		522,570

JERSEY — 0.0%
DHT Holdings	18,000	147,780

MEXICO — 0.0%
Credito Real	68,258	109,170

NETHERLANDS — 0.1%
LyondellBasell Industries, Cl A	4,540	357,570

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E (A)	9,200	233,680

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	57,664	96,318

PUERTO RICO — 0.1%
Triple-S Management, Cl B * (A)	21,787	388,680

SINGAPORE — 0.1%
China Yuchai International	7,600	161,500

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — 0.1%
Net 1 UEPS Technologies * (A)	22,100	$176,800

SWEDEN — 0.0%
Swedish Orphan Biovitrum *	8,350	95,208

SWITZERLAND — 0.1%
Basilea Pharmaceutica *	770	106,245
Roche Holding ADR (A)	4,570	313,502
TE Connectivity	1,780	100,588

		520,335

UNITED ARAB EMIRATES — 0.0%
Amira Nature Foods * (A)	4,700	89,394

UNITED KINGDOM — 0.3%
Aon PLC (A)	4,020	323,449
AstraZeneca ADR	1,570	99,695
Countrywide	10,911	102,418
Lekoil, Cl CDI *	488,460	570,115

		1,095,677

UNITED STATES — 20.2%

Consumer Discretionary — 3.6%
Ascena Retail Group *	11,690	219,304
Ballantyne Strong * (A)	45,924	218,598
Bon-Ton Stores	6,700	72,025
Build-A-Bear Workshop, Cl A * (A)	21,920	191,362
Burlington Stores * (A)	9,360	239,429
Cabela’s *	3,520	235,347
Callaway Golf	37,900	309,643
Capella Education (A)	3,000	187,170
Cato, Cl A	7,900	220,884
CBS, Cl B	2,700	158,544
Citi Trends * (A)	6,400	102,400
Comcast, Cl A	8,390	456,836
Conn’s *	2,850	173,023
Cracker Barrel Old Country Store (A)	1,040	102,970
Culp (A)	7,600	153,596
Delta Apparel * (A)	3,973	64,283
Domino’s Pizza	2,740	193,471
Drew Industries (A)	2,700	129,843
Fifth & Pacific * (A)	6,320	181,384
General Motors (A)	5,390	194,471
G-III Apparel Group * (A)	4,614	322,842
Groupon, Cl A * (A)	13,950	145,917
Harman International Industries	2,080	215,134
Hilton Worldwide Holdings *	14,510	314,141
Home Depot (A)	6,570	504,905
HomeAway * (A)	10,050	410,643
Intrawest Resorts Holdings *	34,360	408,884
ITT Educational Services * (A)	4,733	139,150

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Jarden * (A)	5,270	$318,572
Kirkland’s * (A)	21,887	412,132
Lennar, Cl A (A)	8,060	323,690
LifeLock *	31,440	641,691
LIN Media, Cl A * (A)	7,930	195,950
Macy’s	6,480	344,736
MarineMax * (A)	8,100	119,475
MGM Resorts International *	14,410	351,028
Motorcar Parts & Accesories * (A)	6,700	134,871
NIKE, Cl B	2,170	158,084
Noodles, Cl A *	2,390	86,877
Red Robin Gourmet Burgers * (A)	6,600	425,238
Rick’s Cabaret International * (A)	13,100	147,899
Ruth’s Hospitality Group (A)	21,010	275,021
Shutterfly *	1,960	92,826
Skullcandy *	10,800	78,840
Starwood Hotels & Resorts Worldwide (A)	6,880	514,005
TAL Education Group ADR * (A)	18,400	440,680
Tiffany (A)	2,310	192,169
Tower International * (A)	3,526	78,383
Unifi * (A)	6,677	154,840
Universal Technical Institute	20,900	245,993
Urban Outfitters *	7,300	261,486
Vitamin Shoppe * (A)	10,250	459,405
Walt Disney (A)	5,680	412,425
Winnebago Industries * (A)	4,008	96,032
Wynn Resorts	600	130,452

		13,358,999

Consumer Staples — 0.7%
Coca-Cola Enterprises	6,660	288,311
Constellation Brands, Cl A *	2,350	180,175
Crimson Wine Group Ltd. *	6,100	50,081
Estee Lauder, Cl A	2,440	167,726
Hershey	4,830	480,102
Mead Johnson Nutrition, Cl A	1,200	92,268
Monster Beverage * (A)	5,360	363,944
Omega Protein * (A)	10,100	102,313
Pantry * (A)	12,133	177,263
Rite Aid *	29,020	161,061
Roundy’s	7,800	66,144
Safeway (A)	7,220	225,553
Spartan Stores (A)	10,015	226,239

		2,581,180

Energy — 1.6%
Baker Hughes	3,190	180,681
Bill Barrett *	11,580	324,356

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
Broadwind Energy * (A)	11,828	$109,291
Cabot Oil & Gas, Cl A	4,030	161,119
Cimarex Energy	2,150	210,657
Concho Resources *	1,070	104,635
EOG Resources (A)	3,720	614,693
EP Energy, Cl A *	26,130	449,436
FMC Technologies *	3,150	155,736
Gulfport Energy * (A)	6,690	407,755
Halliburton (A)	14,080	690,061
Kodiak Oil & Gas * (A)	29,060	308,327
Lehigh Gas Partners LP (A)	17,220	489,220
Matrix Service *	8,600	226,008
Parker Drilling *	11,579	86,148
PDC Energy *	4,120	205,423
Penn Virginia *	29,940	358,981
REX American Resources * (A)	3,610	147,866
Rice Energy *	7,080	166,522
RSP Permian *	5,020	102,659
SemGroup, Cl A (A)	3,650	225,424
Tesco * (A)	5,800	122,496

		5,847,494

Financialls — 0.0%
United Insurance Holdings *	5,700	75,012

Financials — 2.5%
Affiliated Managers Group * (A)	1,610	320,777
Agree Realty ‡	4,700	134,373
Bank of the Ozarks (A)	3,990	252,966
Bridge Bancorp (A)	3,200	78,720
Brixmor Property Group ‡	7,320	151,378
Bryn Mawr Bank	5,810	161,925
Center Bancorp (A)	11,419	202,687
Citigroup	5,170	245,213
CoBiz Financial (A)	17,712	187,039
Discover Financial Services (A)	10,700	574,055
East West Bancorp (A)	7,430	248,608
Employers Holdings (A)	11,500	282,555
Essent Group *	5,020	126,002
Evercore Partners, Cl A (A)	2,530	141,275
FBR * (A)	3,100	75,206
Financial Engines	3,370	205,300
Financial Institutions	3,400	70,992
First Busey (A)	44,798	246,389
First Business Financial Services	2,687	110,839
First Interstate Bancsystem, Cl A	7,700	197,582
First Merchants	3,800	80,142
Flagstar Bancorp * (A)	8,900	185,743
Fortegra Financial *	11,250	82,912
Genworth Financial, Cl A * (A)	10,680	157,530
Heritage Financial (A)	10,251	174,574

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
HFF, Cl A	2,800	$82,824
IntercontinentalExchange Group (A)	2,220	463,514
Invesco	5,820	193,515
Investment Technology Group *	8,800	145,200
Kennedy-Wilson Holdings	10,120	243,082
MainSource Financial Group	4,300	70,133
Merchants Bancshares (A)	1,958	58,348
Nelnet, Cl A (A)	7,220	268,945
Ocwen Financial* (A)	4,440	195,981
OmniAmerican Bancorp (A)	6,390	143,264
Oritani Financial	4,600	72,404
PacWest Bancorp (A)	5,940	238,253
Portfolio Recovery Associates * (A)	9,940	499,187
Rockville Financial	12,610	167,461
Signature Bank * (A)	2,060	251,444
Simmons First National, Cl A (A)	3,948	136,324
State Auto Financial (A)	5,200	99,736
United Community Banks * (A)	22,700	378,636
Washington Trust Bancorp (A)	11,088	365,239
WesBanco (A)	8,900	254,184
Westfield Financial	10,600	79,076
WSFS Financial (A)	2,616	187,829

		9,289,361

Health Care — 3.6%
Acceleron Pharma *	600	27,810
Aegerion Pharmaceuticals *	2,970	178,141
Affymetrix * (A)	15,700	147,423
Agios Pharmaceuticals *	1,100	29,095
Air Methods * (A)	2,500	128,575
Akorn *	3,430	77,861
Alexion Pharmaceuticals *	1,710	271,428
Align Technology * (A)	3,990	237,086
Allergan	1,080	123,768
Alliance HealthCare Services * (A)	6,414	184,082
Almost Family *	12,700	386,207
AMAG Pharmaceuticals * (A)	6,645	142,668
Amicus Therapeutics *	8,540	23,314
AMN Healthcare Services * (A)	14,600	220,606
Amsurg, Cl A * (A)	4,900	204,575
AngioDynamics * (A)	24,300	386,613
Arrowhead Research *	4,370	67,036
ArthroCare * (A)	8,230	373,477
Auxilium Pharmaceuticals *	3,190	81,600
BioDelivery Sciences International *	11,920	93,572
Biogen Idec *	570	178,205
BioMarin Pharmaceutical *	630	43,394
Bristol-Myers Squibb (A)	7,890	394,263

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Cadence Pharmaceuticals *	10,900	$119,682
CareFusion *	1,280	52,186
Catamaran *	6,160	299,499
Cepheid *	1,090	57,617
Cerner *	1,860	105,815
ChemoCentryx *	7,200	44,712
CONMED	1,180	49,501
Cooper Companies	830	103,152
Cross Country Healthcare *	32,052	346,161
CryoLife (A)	10,300	111,137
Cubist Pharmaceuticals * (A)	2,150	157,143
Cyberonics *	910	60,788
Depomed *	14,990	179,880
Digirad	14,400	50,400
Discovery Laboratories *	20,030	45,067
Dynavax Technologies *	15,000	26,100
Emergent Biosolutions *	6,800	162,724
Enanta Pharmaceuticals *	560	20,485
Express Scripts Holding * (A)	3,960	295,772
Furiex Pharmaceuticals *	2,240	103,846
Geron * (A)	32,789	164,601
Gilead Sciences *	7,130	575,034
Greatbatch * (A)	9,940	422,549
HCA Holdings *	3,210	161,367
Horizon Pharma *	32,200	317,492
Idera Pharmaceuticals *	9,620	44,637
Impax Laboratories *	6,920	159,990
Intercept Pharmaceuticals *	110	33,097
Johnson & Johnson	2,650	234,446
Keryx Biopharmaceuticals *	4,200	64,596
Lannett * (A)	4,470	157,880
LHC Group * (A)	2,662	61,066
MacroGenics *	1,220	48,568
McKesson (A)	2,270	395,911
Medtronic	5,260	297,506
Merit Medical Systems * (A)	18,600	267,282
Mylan *	3,510	159,389
Natus Medical * (A)	19,400	502,266
NPS Pharmaceuticals *	3,120	111,634
Ocera Therapeutics *	5,101	71,669
Omnicell * (A)	6,000	154,920
Pain Therapeutics *	17,700	73,632
PAREXEL International *	2,170	105,918
PharMerica *	17,741	431,816
Prestige Brands Holdings *	1,270	38,430
Providence Service * (A)	6,943	183,226
Puma Biotechnology *	580	68,562
Receptos *	3,220	128,317
Rigel Pharmaceuticals *	19,090	57,843
Salix Pharmaceuticals *	540	52,564

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Sciclone Pharmaceuticals * (A)	21,700	$101,990
SurModics * (A)	2,829	68,971
Synergetics USA (A)*	15,618	52,789
Targacept *	3,490	15,391
Team Health Holdings * (A)	4,790	206,736
Teleflex	1,390	130,160
Thermo Fisher Scientific	1,420	163,499
Ultragenyx Pharmaceutical *	1,110	46,898
Universal Health Services, Cl B	2,480	203,410
Zoetis, Cl A (A)	7,110	215,860

		13,144,378

Industrials — 3.9%
AAON (A)	5,100	151,266
AAR (A)	7,200	191,880
Aceto (A)	8,607	183,501
Alamo Group (A)	7,553	379,312
AMETEK (A)	9,130	451,204
Argan	5,500	156,255
Arotech *	30,900	82,503
B/E Aerospace *	1,900	150,993
Blount International *	17,100	219,222
Builders FirstSource * (A)	31,700	255,185
CAI International *	8,260	170,899
CHC Group *	35,640	316,483
CIRCOR International (A)	2,400	172,848
Columbus McKinnon * (A)	8,267	204,360
Comfort Systems USA (A)	22,317	380,282
Cypress Energy Partners *	18,260	426,188
Delta Air Lines	6,720	205,699
Encore Wire (A)	3,600	183,924
Engility Holdings *	11,100	425,241
Ennis (A)	5,572	80,627
Exponent	1,800	129,996
Fortune Brands Home & Security (A)	6,190	278,921
Furmanite * (A)	16,205	189,274
GATX	1,750	101,325
Genesee & Wyoming, Cl A * (A)	3,640	328,837
Gibraltar Industries *	16,631	297,030
Gorman-Rupp (A)	8,628	274,629
Greenbrier * (A)	8,044	295,135
Hertz Global Holdings *	11,490	298,970
Honeywell International	1,420	129,547
Huntington Ingalls Industries	1,160	110,223
Huron Consulting Group * (A)	6,830	452,419
ICF International * (A)	4,240	142,719
Kelly Services, Cl A	17,535	420,489
Korn * (A)	14,700	344,862
Lydall * (A)	4,600	81,282
Macquarie Infrastructure 1 (A)	8,170	451,393

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Middleby * (A)	940	$231,785
Mistras Group *	18,300	427,488
MRC Global * (A)	7,330	204,654
Multi-Color (A)	6,151	221,190
Navigant Consulting * (A)	22,769	400,051
Northwest Pipe * (A)	5,741	201,394
On Assignment *	4,310	127,921
Orion Energy Systems * (A)	11,100	73,149
Park-Ohio Holdings * (A)	1,700	81,260
Quanta Services *	8,080	251,854
Republic Airways Holdings * (A)	30,128	295,556
Roadrunner Transportation Systems *	9,400	246,750
Rockwell Automation	2,270	260,687
Safe Bulkers (A)	7,962	77,948
Saia * (A)	7,860	264,568
Swift Transportation, Cl A *	14,390	313,702
Towers Watson, Cl A (A)	7,120	832,470
Tutor Perini * (A)	12,100	273,460
Union Pacific	610	106,286
United Rentals * (A)	2,770	224,204

		14,231,300

Information Technology — 3.7%
Adobe Systems *	1,700	100,623
Alliance Data Systems *	900	215,694
American Software, Cl A	14,531	146,472
Apple (A)	530	265,318
Benchmark Electronics * (A)	7,200	163,656
Bottomline Technologies de *	2,140	74,087
Cabot Microelectronics * (A)	3,898	157,167
Cardtronics * (A)	5,200	200,304
CIBER * (A)	42,729	165,789
Cree * (A)	6,660	402,397
CSG Systems International (A)	11,570	346,637
Daktronics (A)	28,300	413,463
Dealertrack Technologies *	4,090	190,798
Digimarc	12,670	463,468
Electronics For Imaging * (A)	8,260	349,976
Fabrinet *	7,800	144,066
Facebook, Cl A * (A)	8,770	548,739
Global Cash Access Holdings * (A)	47,000	398,560
Google, Cl A * (A)	750	885,728
Information Services Group * (A)	32,682	177,136
IXYS	8,628	109,489
Manhattan Associates * (A)	12,280	414,082
Mattson Technology * (A)	25,736	76,436
Maxwell Technologies *	20,803	169,753
Methode Electronics (A)	12,349	415,667
Microchip Technology	4,580	205,459

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
NCI, Cl A * (A)	40,123	$266,818
ON Semiconductor *	14,940	124,898
PC Connection (A)	17,381	355,615
PCTEL * (A)	7,431	61,009
Perficient * (A)	18,420	378,163
QLogic *	24,439	282,759
Red Hat *	6,170	348,605
Remark Media *	23,380	117,601
Salesforce.com * (A)	5,920	358,338
Sanmina * (A)	5,625	94,050
ScanSource * (A)	3,260	122,380
Seachange International * (A)	13,300	159,068
ServiceNow * (A)	2,110	133,837
ShoreTel * (A)	11,100	85,470
Silicon Image * (A)	14,894	83,258
Stamps.com *	4,539	179,109
SunPower, Cl A * (A)	6,210	200,956
Super Micro Computer * (A)	24,582	505,406
Supertex * (A)	7,392	197,366
Sykes Enterprises * (A)	13,600	285,056
TTM Technologies * (A)	16,000	128,160
Tyler Technologies * (A)	3,720	392,274
Ultra Clean Holdings * (A)	30,595	349,701
Visa, Cl A (A)	2,330	501,952
VMware, Cl A * (A)	1,670	150,534
Western Digital	1,220	105,128
XO Group *	14,079	170,778
Zillow, Cl A *	1,000	82,100

		13,421,353

Materials — 0.5%
A Schulman	7,735	262,758
Compass Minerals International	3,290	258,660
Franco-Nevada	2,950	142,927
Louisiana-Pacific * (A)	8,310	145,674
Mosaic	3,220	143,805
Myers Industries (A)	11,261	215,648
Neenah Paper (A)	2,400	104,256
Rockwood Holdings (A)	4,430	303,588
Westlake Chemical (A)	1,820	221,203

		1,798,519

Telecommunication Services — 0.1%
Alaska Communications Systems Group * (A)	109,507	238,725
Premiere Global Services *	21,900	238,710

		477,435

		74,225,031

Total Common Stock (Cost $77,331,425)		84,724,252

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

WARRANTS — 0.0%
	Number of Warrants/ Shares	Value
Atlas Mara -Invest Ltd. (Cost $14,321)	62,340	$35,534

SHORT-TERM INVESTMENT (B) — 5.9%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $21,564,655)	21,564,655	21,564,655

Total Investments— 99.2% (Cost $370,178,261)		$371,992,088

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (14.8)%
CANADA — (0.1)%
Goldcorp	(13,350)	(332,281)

CAYMAN ISLANDS — (0.0)%
Herbalife	(1,360)	(87,543)

CHINA — (0.1)%
China Petroleum & Chemical, Cl H	(244,600)	(193,208)
Ctrip.com International ADR *	(3,870)	(152,904)
SINA *	(1,150)	(74,968)

		(421,080)

DENMARK — (0.0)%
Novo Nordisk ADR	(2,750)	(109,092)

GERMANY — (0.1)%
Deutsche Boerse	(2,930)	(225,604)
Fresenius Medical Care & KGaA ADR	(1,680)	(59,287)
Merk	(520)	(80,758)

		(365,649)

GREECE — (0.0)%
StealthGas *	(7,303)	(70,109)

HONG KONG — (0.1)%
Hong Kong & China Gas	(94,511)	(194,568)
Yue Yuen Industrial Holdings	(27,660)	(85,340)

		(279,908)

HUNGARY — (0.1)%
OTP Bank	(12,350)	(226,255)

IRELAND — (0.1)%
Accenture PLC, Cl A	(3,130)	(250,024)
Fly Leasing ADR	(12,305)	(186,421)

		(436,445)

COMMON STOCK — continued
	Shares	Value
ISRAEL — (0.1)%
Allot Communications*	(17,242)	$(276,217)
Mazor Robotics ADR *	(1,840)	(46,092)
Protalix BioTherapeutics *	(10,800)	(45,900)

		(368,209)

JAPAN — (0.0)%
Eisai	(2,340)	(90,307)

PUERTO RICO — (0.0)%
OFG Bancorp	(6,153)	(89,711)

SOUTH AFRICA — (0.1)%
Nedbank Group	(15,070)	(261,363)

SWEDEN — (0.0)%
Autoliv	(1,600)	(145,072)

SWITZERLAND — (0.1)%
Novartis ADR	(3,060)	(241,954)

UNITED KINGDOM — (0.2)%
Rio Tinto ADR	(7,330)	(389,590)
Willis Group Holdings	(4,800)	(206,688)

		(596,278)

UNITED STATES — (13.7)%

Consumer Discretionary — (2.0)%
Aeropostale *	(28,100)	(198,105)
America’s Car-Mart *	(10,032)	(386,734)
bebe stores	(50,748)	(252,218)
BJ’s Restaurants *	(2,400)	(68,064)
Black Diamond *	(31,171)	(331,971)
Bloomin’ Brands *	(4,570)	(104,973)
Body Central *	(12,100)	(41,382)
Buckle	(3,220)	(142,710)
CafePress *	(16,416)	(103,421)
Carnival	(2,630)	(103,070)
Carrols Restaurant Group *	(12,300)	(74,907)
Cheesecake Factory	(3,400)	(151,436)
Children’s Place Retail Stores *	(2,650)	(139,575)
Coach	(1,990)	(95,301)
Darden Restaurants	(1,920)	(94,925)
Destination XL Group *	(32,352)	(174,054)
Diversified Restaurant Holdings *	(7,000)	(35,560)
Dollar Tree *	(1,990)	(100,535)
Ford Motor	(9,390)	(140,474)
Francesca’s Holdings *	(21,678)	(411,882)
GNC Holdings, Cl A	(3,120)	(159,463)
Gordmans Stores	(19,501)	(140,797)
Group 1 Automotive	(1,460)	(89,250)
Ignite Restaurant Group *	(27,377)	(332,904)
LeapFrog Enterprises, Cl A *	(24,649)	(175,501)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Lowe’s	(6,670)	$(308,754)
Lumber Liquidators Holdings *	(1,440)	(128,146)
McDonald’s	(1,120)	(105,470)
Nordstrom	(2,170)	(124,666)
NVR *	(250)	(288,353)
Orbitz Worldwide *	(55,207)	(397,490)
Panera Bread, Cl A *	(850)	(143,709)
Scientific Games, Cl A *	(12,820)	(180,506)
Select Comfort *	(27,100)	(443,627)
Stage Stores	(21,350)	(418,460)
Steven Madden *	(6,310)	(205,643)
Tilly’s, Cl A *	(26,079)	(302,777)
TJX	(2,570)	(147,415)
Weight Watchers International	(2,190)	(59,196)
William Lyon Homes, Cl A *	(3,229)	(77,722)
zulily, Cl A *	(4,350)	(172,913)

		(7,554,059)

Consumer Staples — (0.5)%
Annie’s *	(2,801)	(112,376)
Clorox	(2,840)	(250,687)
ConAgra Foods	(3,270)	(103,953)
Costco Wholesale	(1,800)	(202,248)
Fairway Group Holdings, Cl A *	(30,467)	(357,987)
General Mills	(3,510)	(168,550)
McCormick	(1,620)	(103,972)
Procter & Gamble	(4,040)	(309,545)
Wal-Mart Stores	(2,540)	(189,687)

		(1,799,005)

Energy — (1.3)%
Apache	(2,520)	(202,255)
Approach Resources *	(15,435)	(310,089)
Bill Barrett *	(5,843)	(163,663)
Chesapeake Energy	(12,010)	(323,189)
Continental Resources *	(970)	(106,894)
Dresser-Rand Group *	(3,540)	(201,780)
Emerald Oil *	(17,700)	(135,759)
Enbridge Energy Management LLC	(6,540)	(184,690)
Exxon Mobil	(4,420)	(407,347)
Forest Oil *	(23,000)	(70,150)
Frank’s International	(5,750)	(134,780)
FX Energy *	(22,600)	(80,908)
GasLog	(4,665)	(97,778)
Geospace Technologies *	(4,064)	(323,169)
Goodrich Petroleum *	(8,600)	(148,092)
Magnum Hunter Resources *	(14,320)	(119,572)
Midstates Petroleum *	(11,800)	(55,106)
Northern Oil and Gas *	(6,400)	(93,056)
Resolute Energy *	(37,400)	(298,826)
Sanchez Energy *	(3,000)	(82,470)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
Southwestern Energy *	(11,040)	$(449,218)
Swift Energy *	(14,050)	(173,939)
Triangle Petroleum *	(24,400)	(185,684)
Ultra Petroleum *	(15,820)	(378,889)

		(4,727,303)

Financials — (1.8)%
Amtrust Financial Services	(2,940)	(94,903)
Arch Capital Group *	(4,360)	(234,612)
Associated Estates Realty ‡	(15,139)	(241,770)
Aviv ‡	(2,700)	(65,853)
Bancorp *	(13,600)	(259,080)
Campus Crest Communities ‡	(23,610)	(208,476)
Capital Bank Financial, Cl A *	(12,881)	(296,907)
Capital One Financial	(4,770)	(336,810)
CBRE Group, Cl A *	(5,190)	(137,743)
Cohen & Steers	(8,720)	(314,531)
DFC Global *	(9,100)	(68,432)
DiamondRock Hospitality ‡	(18,900)	(218,862)
Eaton Vance	(8,720)	(331,970)
First Horizon National	(19,140)	(225,087)
First Republic Bank	(4,030)	(195,576)
Hancock Holding	(7,130)	(246,698)
HCI Group	(2,100)	(89,313)
Health Care ‡	(1,140)	(66,029)
Health Insurance Innovations, Cl A *	(15,520)	(182,981)
Heartland Financial USA	(3,400)	(85,646)
HomeStreet	(9,871)	(177,086)
PennyMac Financial Services, Cl A *	(6,400)	(108,672)
Provident Financial Holdings	(29,046)	(437,142)
RenaissanceRe Holdings	(4,100)	(371,911)
Silver Bay Realty Trust ‡	(25,200)	(399,924)
Simplicity Bancorp	(22,695)	(376,737)
UMH Properties ‡	(8,500)	(80,325)
Union First Market Bankshares	(17,020)	(392,651)
Ventas ‡	(1,060)	(66,133)

		(6,311,860)

Health Care — (2.1)%
Abaxis *	(6,062)	(231,386)
Accretive Health *	(16,318)	(150,289)
Accuray *	(22,189)	(236,313)
Achillion Pharmaceuticals *	(20,500)	(67,855)
Aegerion Pharmaceuticals *	(1,500)	(89,970)
Agilent Technologies	(1,810)	(105,251)
Amgen	(1,000)	(118,950)
Amicus Therapeutics *	(40,100)	(109,473)
Arena Pharmaceuticals *	(14,320)	(90,789)
Array BioPharma *	(28,400)	(136,604)
AVEO Pharmaceuticals *	(28,700)	(47,355)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
BioScrip *	(56,300)	$(479,113)
Capital Senior Living *	(14,873)	(334,196)
Celgene *	(650)	(98,754)
Cerus *	(43,182)	(266,433)
Cutera *	(6,400)	(60,800)
Cynosure, Cl A *	(16,926)	(454,124)
Edwards Lifesciences *	(1,130)	(73,586)
Eli Lilly	(1,420)	(76,694)
Emeritus *	(12,077)	(266,298)
Endologix *	(1,570)	(25,120)
Galectin Therapeutics *	(4,320)	(59,227)
Galena Biopharma *	(3,670)	(19,341)
GenMark Diagnostics *	(29,161)	(376,760)
Healthways *	(15,400)	(235,774)
HMS Holdings *	(4,510)	(103,866)
Hologic *	(3,010)	(64,294)
Inermolecular *	(40,421)	(162,897)
Infinity Pharmaceuticals *	(11,600)	(149,060)
Insmed *	(8,300)	(169,486)
InterMune *	(5,902)	(78,792)
Isis Pharmaceuticals *	(1,650)	(84,249)
KYTHERA Biopharmaceuticals *	(2,731)	(125,626)
Nanosphere *	(38,100)	(80,391)
National Research, Cl B	(3,444)	(136,589)
Nektar Therapeutics *	(3,120)	(42,432)
Neogen *	(580)	(24,372)
NPS Pharmaceuticals *	(2,200)	(78,716)
NxStage Medical *	(11,412)	(147,785)
Organovo Holdings *	(2,310)	(21,830)
Pernix Therapeutics Holdings *	(35,875)	(82,154)
Quest Diagnostics	(670)	(35,175)
Raptor Pharmaceutical *	(5,500)	(85,525)
Receptos *	(1,800)	(71,730)
ResMed	(800)	(34,888)
Sirona Dental Systems *	(2,940)	(211,504)
Streamline Health Solutions *	(14,400)	(86,976)
Tornier *	(21,636)	(393,559)
Transcept Pharmaceuticals *	(22,314)	(74,082)
UnitedHealth Group	(1,450)	(104,806)
Vocera Communications *	(24,692)	(431,369)
WellPoint	(1,220)	(104,920)
XenoPort *	(12,500)	(71,875)

		(7,469,403)

Industrials — (2.3)%
Acacia Research	(31,593)	(436,615)
Active Power *	(21,200)	(70,596)
Ameresco, Cl A *	(10,688)	(105,384)
Armstrong World Industries *	(2,550)	(141,984)
Atlas Air Worldwide Holdings *	(13,770)	(486,494)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Briggs & Stratton	(3,400)	$(71,638)
CAI International *	(17,356)	(359,096)
Ceco Environmental	(24,600)	(382,284)
Celadon Group	(15,349)	(318,952)
CH Robinson Worldwide	(4,750)	(278,065)
Commercial Vehicle Group *	(21,200)	(169,600)
Con-way	(9,360)	(360,079)
CPI Aerostructures *	(19,118)	(264,784)
CSX	(7,640)	(205,593)
Deere	(3,770)	(324,069)
Douglas Dynamics	(4,700)	(68,244)
Emerson Electric	(5,090)	(335,635)
Fastenal	(4,700)	(206,471)
GenCorp *	(24,052)	(409,365)
Heritage-Crystal Clean *	(9,005)	(149,663)
InnerWorkings *	(32,400)	(244,296)
JB Hunt Transport Services	(3,780)	(283,689)
KEYW Holding *	(11,700)	(187,200)
Lindsay	(2,320)	(197,200)
LMI Aerospace *	(20,229)	(279,160)
Manitowoc	(14,650)	(416,793)
McGrath RentCorp	(5,926)	(217,010)
Nordson	(1,250)	(86,650)
Performant Financial *	(8,302)	(70,816)
Ply Gem Holdings *	(17,900)	(237,354)
Quad	(3,600)	(82,548)
Rand Logistics *	(30,817)	(192,298)
Stericycle *	(670)	(78,430)
Textainer Group Holdings	(3,070)	(111,410)
United Technologies	(690)	(78,674)
Waste Connections	(2,870)	(117,326)
Werner Enterprises	(15,590)	(406,275)

		(8,431,740)

Information Technology — (2.9)%
Aruba Networks *	(2,560)	(50,457)
Audience *	(15,181)	(172,760)
Aware *	(62,396)	(405,574)
Bazaarvoice *	(43,651)	(316,470)
Broadcom, Cl A	(2,640)	(78,566)
Ceva *	(8,033)	(139,694)
ChannelAdvisor *	(4,035)	(174,998)
Cisco Systems	(5,880)	(128,831)
Control4 *	(2,490)	(57,071)
CUI Global *	(25,470)	(224,390)
Cyan *	(13,176)	(49,937)
Datalink *	(30,292)	(440,143)
Datawatch *	(2,591)	(72,548)
Dice Holdings *	(48,200)	(337,400)
E2open *	(9,315)	(223,094)
Electro Scientific Industries	(17,900)	(194,036)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Electronic Arts *	(3,030)	$(79,992)
Ellie Mae *	(13,462)	(351,358)
FactSet Research Systems	(730)	(77,212)
Fusion-io *	(30,602)	(336,622)
Gigamon *	(5,000)	(152,300)
Guidance Software *	(27,733)	(299,239)
Imperva *	(3,100)	(170,500)
Informatica *	(1,220)	(49,239)
International Business Machines	(550)	(97,174)
Intuit	(920)	(67,390)
Jive Software *	(38,683)	(357,818)
Linear Technology	(1,720)	(76,609)
Marin Software *	(24,203)	(238,883)
Micrel	(40,964)	(408,821)
Move *	(13,700)	(193,718)
Numerex, Cl A *	(16,662)	(222,438)
Peregrine Semiconductor *	(32,222)	(211,699)
Procera Networks *	(36,073)	(417,004)
Rally Software Development *	(16,600)	(353,580)
Ruckus Wireless *	(23,700)	(318,291)
Rudolph Technologies *	(36,063)	(396,332)
SanDisk	(1,870)	(130,058)
SciQuest *	(12,736)	(336,740)
Silicon Graphics International *	(13,100)	(170,431)
Spansion, Cl A *	(9,100)	(136,500)
Tangoe *	(11,624)	(211,906)
Tech Data *	(1,590)	(85,733)
Tessera Technologies	(18,700)	(371,195)
Textura *	(2,270)	(71,369)
Tremor Video *	(14,100)	(62,604)
Ultratech *	(14,530)	(367,609)
Vantiv, Cl A *	(8,050)	(244,237)
Vocus *	(24,700)	(301,834)
Western Union	(30,330)	(467,082)

		(10,899,486)

Materials — (0.4)%
Alcoa	(15,580)	(179,326)
EI du Pont de Nemours	(2,390)	(145,814)
Flotek Industries *	(8,800)	(189,288)
Gold Resource	(15,271)	(70,399)
Haynes International	(3,357)	(171,677)
Horsehead Holding *	(5,443)	(83,387)
Noranda Aluminum Holding	(53,196)	(173,419)
Reliance Steel & Aluminum	(2,940)	(205,653)
Schnitzer Steel Industries, Cl A	(9,280)	(245,177)
Wausau Paper	(10,461)	(142,897)

		(1,607,037)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Telecommunication Services — (0.4)%
Alteva	(34,338)	$(286,722)
Boingo Wireless *	(37,630)	(227,661)
inContact *	(38,876)	(341,331)
Iridium Communications *	(63,576)	(403,072)
ORBCOMM *	(15,784)	(108,910)

		(1,367,696)

Utilities — (0.0)%
AmeriGas Partners LP	(3,350)	(143,581)

		(50,311,170)

Total Common Stock (Proceeds $54,355,771)		$(54,432,426)

REGISTERED INVESTMENT COMPANIES — (2.2)%
EXCHANGE TRADED FUNDS — (2.2)%
Euro Currency Trust	(940)	$(125,293)
First Trust Dow Jones Internet Index Fund	(6,030)	(361,860)
Health Care Select Sector SPDR Fund	(7,510)	(420,260)
iShares Core S&P Small Cap 600 Index Fund	(10,360)	(1,088,732)
iShares NASDAQ BioTech Index Fund	(2,130)	(523,788)
iShares Russell 2000 Growth Index Fund	(9,510)	(1,267,968)
iShares Russell 2000 Index Fund	(8,870)	(994,859)
Market Vectors Biotech Fund	(3,150)	(305,172)
Market Vectors Oil Services Fund	(5,220)	(237,406)
Market Vectors Pharmaceutical Fund	(5,300)	(286,889)
SPDR S&P 500 Trust	(11,850)	(2,111,433)
SPDR S&P Retail Fund	(2,230)	(178,066)

Total Exchange Traded Funds (Proceeds $7,544,360)		(7,901,726)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

PREFERRED STOCK — 0.0%
	Shares/ Number of Warrants/ Contracts	Value
GERMANY — 0.0%
Volkswagen (Proceeds $97,754)	(400)	$(101,450)

WARRANTS* — 0.0%
Magnum Hunter, Expires 04/15/16, Strike Price $8.50 (Proceeds $—)	(7,982)	—

Securities Sold Short — (17.0)% (Proceeds $61,997,885)		$(62,435,602)

PURCHASED OPTION* — 0.0%
U.S. Steel Expires 03/22/2014, Strike Price $26.00	70	9,870

Total Purchased Options — 0.0% (Cost $6,440)		$9,870

WRITTEN OPTIONS* — 0.0%
Chesapeake Energy, Expires 8/17/2013, Strike Price $23.00	(65)	(5,915)
United States Oil, Expires 8/17/2013, Strike Price $37.50	(52)	(3,224)

Total Written Options — 0.0% (Proceeds $5,552)		$(9,139)

For the period ended January 31, 2014, the total amount of all open purchased and written options, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the year.

Percentages are based on net assets of $366,903,130.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

The following is a list of the inputs used as of January 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Registered Investment Companies	$265,667,647	$-	$-	$265,667,647
Common Stock
Australia	424,628	-	-	424,628
Austria	314,976	-	-	314,976
Belgium	158,219	-	-	158,219
Bermuda	76,113	-	-	76,113
Brazil	400,754	-	-	400,754
British Virgin Islands	701,325	-	-	701,325
Canada	1,773,310	-	-	1,773,310
China	514,886	165,877	-	680,763
Germany	89,381	-	-	89,381
Greece	61,810	-	-	61,810
Hong Kong	161,459	710,228	-	871,687
Ireland	951,573	-	-	951,573
Israel	522,570	-	-	522,570
Jersey	147,780	-	-	147,780
Mexico	109,170	-	-	109,170
Netherlands	357,570	-	-	357,570
Panama	233,680	-	-	233,680
Philippines	-	96,318	-	96,318
Puerto Rico	388,680	-	-	388,680
Singapore	161,500	-	-	161,500
South Africa	176,800	-	-	176,800
Sweden	95,208	-	-	95,208
Switzerland	520,335	-	-	520,335
United Arab Emirates	89,394	-	-	89,394
United Kingdom	1,095,677	-	-	1,095,677
United States	74,225,031	-	-	74,225,031
Warrants	35,534	-	-	35,534
Short-Term Investment	21,564,655	-	-	21,564,655

Total Investments in Securities	$371,019,665	$972,423	$-	$371,992,088

Liabilities	Level 1	Level 2†	Level 3	Total
Common Stock
Canada	$(332,281)	$-	$-	$(332,281)
Cayman Islands	(87,543)	-	-	(87,543)
China	(227,872)	(193,208)	-	(421,080)
Denmark	(109,092)	-	-	(109,092)
Germany	(365,649)	-	-	(365,649)
Greece	(70,109)	-	-	(70,109)
Hong Kong	-	(279,908)	-	(279,908)
Hungary	(226,255)	-	-	(226,255)
Ireland	(436,445)	-	-	(436,445)
Israel	(368,209)	-	-	(368,209)
Japan	(90,307)	-	-	(90,307)
Puerto Rico	(89,711)	-	-	(89,711)
South Africa	(261,363)	-	-	(261,363)
Sweden	(145,072)	-	-	(145,072)
Switzerland	(241,954)	-	-	(241,954)
United Kingdom	(596,278)	-	-	(596,278)
United States	(50,311,170)	-	-	(50,311,170)
Exchange Traded Funds	(7,901,726)	-	-	(7,901,726)
Preferred Stock	(101,450)	-	-	(101,450)
Warrants	-	-	-	-

Total Securities Sold Short	$(61,962,486)	$(473,116)	$-	$(62,435,602)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$9,870	$-	$-	$9,870
Written Options	(9,139)	-	-	(9,139)

Total Other Financial Instruments	$731	$-	$-	$731

For the period ended January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2014, there were no Level 3 securities.

@ At January 31, 2014, the tax basis cost of the Fund’s investments was $370,178,261, and the unrealized appreciation and depreciation were $13,741,763 and $(11,927,743), respectively.

† Represents securities trading outside the United States, the values of which were adjusted from their last closing price due to their markets being closed on January 31, 2014.

‡ At January 31, 2014, the tax basis proceeds of the Fund’s securities sold short was $61,997,885, and the unrealized appreciation and depreciation were $2,879,138 and $(3,316,855), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2014
(unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANY — 32.1%
	Shares	Value
OPEN-END FUND — 32.1%
PIMCO Commodity Real Return Strategy Fund, Cl Institutional (Cost $54,853,132)	8,213,339	$45,419,765

COMMON STOCK — 30.6%
ENERGY — 30.0%
Access Midstream Partners LP (A)	24,800	1,390,040
Capital Product Partners LP (A)	23,600	248,272
Crestwood Midstream Partners LP (A)	36,852	851,281
DCP Midstream Partners LP (A)	48,100	2,416,063
Enbridge Energy Management LLC (A)	64,411	1,818,967
Energy Transfer Equity LP (A)	21,500	896,980
Energy Transfer Partners LP (A)	42,300	2,348,073
Enterprise Products Partners LP (A)	54,500	3,617,710
Global Partners LP (A)	800	32,216
Golar LNG Partners LP (A)	8,070	245,732
Holly Energy Partners LP (A)	1,981	64,105
Kinder Morgan	74,300	2,526,943
Kinder Morgan Management LLC *	41,780	3,153,997
KNOT Offshore Partners LP (A)	10,300	276,040
Magellan Midstream Partners (A)	11,100	737,706
MarkWest Energy Partners LP (A)	47,000	3,298,930
Oiltanking Partners LP (A) *	4,000	254,520
ONEOK	35,900	2,458,791
ONEOK Partners LP (A)	16,000	829,280
Phillips 66 Partners LP (A)	1,900	71,117
Plains All American Pipeline LP (A)	50,000	2,524,500
Plains GP Holdings, Cl A (A)	40,000	1,016,800
QEP Midstream Partners, LP (A)	17,000	406,300
Regency Energy Partners LP (A)	48,500	1,330,355
Seadrill Partners LLC	5,000	154,350
SemGroup, Cl A	9,400	580,544
Sprague Resources	3,200	58,624
Summit Midstream Partners LP (A)	10,000	380,100
Sunoco Logistics Partners (A)	3,000	235,740
Targa Resources	10,000	902,900
Targa Resources Partners LP (A)	12,500	656,375
Tesoro Logistics LP (A)	4,100	217,956
Valero Energy Partners	28	995
Western Gas Equity Partners LP (A)	10,000	411,700
Western Gas Partners LP (A)	31,900	1,896,774
Williams Companies	48,500	1,963,765

COMMON STOCK — continued
	Shares/Face Amount	Value
ENERGY — continued
Williams Partners LP (A)	38,900	$1,948,890
World Point Terminals (A)	10,000	195,300

		42,418,731

INDUSTRIALS — 0.1%
Navios Maritime Partners	6,300	115,668

MATERIALS — 0.0%
SunCoke Energy Partners LP	2,300	66,424

UTILITIES — 0.5%
NRG Yield, Cl A	17,200	669,768

Total Common Stock (Cost $37,876,259)		43,270,591

U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,176,733	1,667,008
3.625%, 04/15/28	1,044,732	1,425,815
3.375%, 04/15/32	164,133	227,324
2.500%, 07/15/16	1,061,754	1,167,514
2.500%, 01/15/29	982,432	1,195,650
2.375%, 01/15/25	2,299,816	2,727,797
2.375%, 01/15/27	785,896	935,585
2.125%, 01/15/19	184,545	208,637
2.125%, 02/15/40	609,256	723,682
2.125%, 02/15/41	590,681	702,910
2.000%, 01/15/16	180,000	225,522
2.000%, 01/15/26	463,841	530,844
1.875%, 07/15/15	709,457	883,917
1.875%, 07/15/19	578,532	651,843
1.750%, 01/15/28	1,179,271	1,308,254
1.625%, 01/15/18	77,876	85,427
1.375%, 07/15/18	291,821	320,046
1.375%, 01/15/20	646,680	706,751
1.250%, 07/15/20	1,373,292	1,497,426
1.125%, 01/15/21	1,379,758	1,479,467
0.750%, 02/15/42	1,273,853	1,096,709
0.625%, 07/15/21	139,604	145,024
0.625%, 01/15/24	879,014	885,607
0.625%, 02/15/43	1,936,243	1,599,972
0.500%, 04/15/15	661,420	676,509
0.375%, 07/15/23	3,495,270	3,476,427
0.125%, 04/15/16	4,054,656	4,177,881
0.125%, 04/15/17	944,049	977,091
0.125%, 04/15/18	3,725,521	3,845,143
0.125%, 01/15/22	1,946,228	1,919,922
0.125%, 07/15/22	838,768	698,704
0.125%, 01/15/23	3,107,949	3,022,238

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2014
(unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/ Number of Rights	Value
		$41,192,646

Total U.S. Treasury Obligations (Cost $43,074,882)		41,192,646

SOVEREIGN DEBT — 2.5%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/18	$185,367	261,620
Buoni Poliennali Del Tesoro Index Linked Bond
2.100%, 09/15/16	816,247	1,136,659
Canadian Government Bond
1.500%, 12/01/44	63,867	64,845
Deutsche Bundesrepublik Inflation Linked Bond
1.500%, 04/15/16	1,482,714	2,080,079

Total Sovereign Debt (Cost $3,508,856)		3,543,203

CORPORATE OBLIGATIONS — 2.3%

ENERGY — 2.3%
Aurora USA Oil & Gas
7.500%, 04/01/20 (B)	200,000	208,000
Concho Resources
5.500%, 04/01/23	375,000	378,750
CVR Refining
6.500%, 11/01/22	250,000	253,125
Hiland Partners
7.250%, 10/01/20 (B)	500,000	535,000
Midstates Petroleum
9.250%, 06/01/21	400,000	416,000
QEP Resources
5.250%, 05/01/23	250,000	238,125
Sanchez Energy
7.750%, 06/15/21 (B)	1,125,000	1,161,562

Total Corporate Obligations (Cost $3,146,943)		3,190,562

RIGHTS — 0.0%
Kinder Morgan Escrow (Cost $–)	49,280	—

SHORT-TERM INVESTMENT (C) — 3.0%
	Shares/ Contracts	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $4,296,252)	4,296,252	$4,296,252

Total Investments — 99.6% (Cost $146,756,324) @		$140,913,019

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
10 Year U.S. Treasury Bond Future, Expires 02/21/14, Strike Price $122.50	16	500
Goldman Sachs 3-Month LIBOR, Expires 01/07/15, Strike Price 1.66%	2,000,000	15,341
Goldman Sachs 3-Month LIBOR, Expires 01/07/15, Strike Price 1.66%	2,000,000	24,335
Mexican Peso Currency, Expires 04/24/14, Strike Price $13.10	230,000	3,032

Total Purchased Options/ Swaptions — 0.0% (Cost $43,724)		$43,208

WRITTEN SWAPTIONS * — 0.0%
Mexican Peso Currency, Expires 04/24/14, Strike Price $14.35	(230,000)	(1,663)
Yen Currency, Expires 03/18/14, Strike Price $105.25	(205,000)	(741)

Total Written Swaptions — 0.0% (Proceeds $5,060)		$(2,404)

For the period ended January 31, 2014, the total amount of all open purchased options/swaptions and written swaptions, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the year.

The open futures contracts held by the Fund at January 31, 2014, were as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month EURIBOR	14	Dec-2014	$16,084
90-Day Euro$	(18)	Dec-2014	(7,231)
90-Day Euro$	(14)	Sep-2015	863
90-Day Euro$	14	Sep-2017	1,709
Canadian 10-Year Bond	(2)	Mar-2014	(5,442)
U.S. 10-Year Treasury Note	5	Mar-2014	8,244
U.S. 2-Year Treasury Note	9	Mar-2014	(19)
U.S. 5-Year Treasury Note	57	Mar-2014	61,473
U.S. Long Treasury Bond	(15)	Mar-2014	(57,420)
U.S. Ultra Long Treasury Bond	(19)	Mar-2014	(118,471)

			$(100,210)

For the year ended January 31, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2014
(unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
2/14/14	AUD	380,000	NOK	2,090,441	$585
2/14/14	CHF	413,531	EUR	335,000	(4,321)
2/14/14	JPY	21,090,000	USD	201,085	(5,348)
2/14/14	USD	455,000	MXP	5,991,349	(7,496)
2/14/14-2/26/14	EUR	3,433,000	USD	4,683,142	52,732
4/22/14	CAD	66,000	USD	60,146	1,000

					$37,152

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Net Unrealized Appreciation (Depreciation)
State Street Bank	$(6,139,408)	$6,176,560	$37,152

For the period ended January 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Depreciation
Goldman Sachs	3M LIBOR	1.54%	08/01/18	300,000	$(2,610)
Goldman Sachs	3.69%	3M LIBOR	11/22/43	200,000	(4,321)
Goldman Sachs	2.50%	3M LIBOR	11/30/20	600,000	(9,938)
Goldman Sachs	3M LIBOR	0.49%	01/16/16	1,400,000	(1,395)
Goldman Sachs	3M LIBOR	1.68%	01/29/19	20,000	(63)

					$(18,327)

For the year ended January 31, 2014, the total amount of all open swap agreements, as presented in the tables above, is representative of the volume of activity for this derivative type during the year.

Percentages are based on net assets of $141,462,358.

*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At January 31, 2014, these securities amounted to $30,617,822 or 21.6% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of January 31, 2014.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXP — Mexican Peso

NOK — Norwegian Krone

USD — United States Dollar

The following is a list of inputs used as of January 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$45,419,765	$-	$-	$45,419,765
Common Stock	43,270,591	-	-	43,270,591
U.S. Treasury Obligations	-	41,192,646	-	41,192,646
Sovereign Debt	-	3,543,203	-	3,543,203
Corporate Obigations	-	3,190,562	-	3,190,562
Rights	-	-	-	-
Short-Term Investment	4,296,252	-	-	4,296,252

Total Investments in Securities	$92,986,608	$47,926,411	$-	$140,913,019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$500	$-	$-	$500
Purchased Swaptions	-	42,708	-	42,708
Written Swaptions	-	(2,404)	-	(2,404)
Futures Contracts* - Appreciation	88,373	-	-	88,373
Futures Contracts* - Depreciation	(188,583)	-	-	(188,583)
Forward Foreign Currency Contracts* - Appreciation	-	54,317	-	54,317
Forward Foreign Currency Contracts* - Depreciation	-	(17,165)	-	(17,165)
Interst Rate Swap Contracts* - Depreciation	-	(18,327)	-	(18,327)

Total Other Financial Instruments	$(99,710)	$59,129	$-	$(40,581)

* Future contracts and forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2014, there were no Level 3 securities.

@ At January 31, 2014, the tax basis cost of the Fund’s investments was $146,756,324, and the unrealized appreciation and depreciation were $5,982,753 and $(11,826,058), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014